UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Global Macro Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Portfolio	$69	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,056,055,430
# of Portfolio Holdings (including derivatives)	1,148
Portfolio Turnover Rate	86%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Global Macro Absolute Return Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

GM Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$1	$ 581
Series 1927, Class ZA, 6.50%, 1/15/27	6	5,608
Series 2344, Class ZD, 6.50%, 8/15/31	107	109,853
Series 2458, Class ZB, 7.00%, 6/15/32	233	244,333
Federal National Mortgage Association:
Series 1996-35, Class Z, 7.00%, 7/25/26	1	520
Series 1998-16, Class H, 7.00%, 4/18/28	28	28,583
Series 1998-44, Class ZA, 6.50%, 7/20/28	52	53,821
Series 1999-25, Class Z, 6.00%, 6/25/29	61	61,276
Series 2000-2, Class ZE, 7.50%, 2/25/30	10	10,534
Series 2000-49, Class A, 8.00%, 3/18/27	1	1,282
Series 2001-31, Class ZA, 6.00%, 7/25/31	491	495,216
Series 2001-74, Class QE, 6.00%, 12/25/31	167	171,658
Series 2009-48, Class WA, 5.793%, 7/25/39(1)	688	700,447
Series 2011-38, Class SA, 0.096%, (13.157% - 30-day SOFR Average x 3), 5/25/41(2)	648	491,762
JPM Lending Facility, 11.324%, (SOFR + 7.00%), 7/15/29(3)	7,013	7,058,965
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	20,224	19,731,698
Total Collateralized Mortgage Obligations (identified cost $29,647,460)		$ 29,166,137

Common Stocks — 4.6%
Security	Shares	Value
Argentina — 0.2%
Banco BBVA Argentina SA ADR(5)	37,182	$ 751,448
Banco Macro SA ADR(5)	9,553	845,632
Grupo Financiero Galicia SA ADR(5)	17,186	1,038,034
Grupo Supervielle SA ADR(5)	32,974	494,610
		$ 3,129,724
Belgium — 0.0%†
Cenergy Holdings SA	30,003	$ 298,704
		$ 298,704
Brazil — 0.1%
Vale SA ADR	316,028	$ 2,942,221
		$ 2,942,221
Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(5)	5,122,901	$ 5,525,686
		$ 5,525,686
Cyprus — 0.6%
Bank of Cyprus Holdings PLC	1,975,000	$ 12,788,567
		$ 12,788,567
Georgia — 0.3%
Georgia Capital PLC(5)	216,721	$ 4,695,390
Lion Finance Group PLC	11,206	898,866
TBC Bank Group PLC	15,784	998,251
		$ 6,592,507
Greece — 0.5%
Alpha Services and Holdings SA	434,581	$ 1,059,609
Athens International Airport SA	4,648	48,155
Eurobank Ergasias Services and Holdings SA, Class A	487,567	1,383,727
Hellenic Telecommunications Organization SA	32,062	608,441
Ideal Holdings SA	19,407	138,418
JUMBO SA	22,494	710,191
Metlen Energy & Metals SA	17,550	830,594
Motor Oil (Hellas) Corinth Refineries SA	10,566	256,015
National Bank of Greece SA	137,955	1,464,181
OPAP SA	30,140	669,687
Optima bank SA	25,921	470,921
Piraeus Financial Holdings SA	208,637	1,171,712
Public Power Corp. SA	40,935	613,608
		$ 9,425,259
Iceland — 0.5%
Arion Banki Hf.(4)	1,777,297	$ 2,134,129
Eik fasteignafelag Hf.	3,253,209	317,486
Eimskipafelag Islands Hf.	220,734	624,389
Festi Hf.	239,676	559,631
Hagar Hf.	1,597,920	1,333,878
Hampidjan Hf.	356,548	292,115
Heimar Hf.	2,312,516	645,126
Icelandair Group Hf.(5)	37,016,623	291,783
Islandsbanki Hf.	1,647,339	1,377,998
Kvika banki Hf.	6,468,924	674,376
Olgerdin Egill Skallagrims Hf.(5)	2,966,903	420,708
Reitir fasteignafelag Hf.	875,641	713,164
Siminn Hf.	2,504,884	269,784
Skagi Hf.	2,290,750	330,462
		$ 9,985,029

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Luxembourg — 0.1%
Alvotech SA(5)	121,543	$ 940,706
Zabka Group SA(5)	41,483	236,761
		$ 1,177,467
Philippines — 0.3%
Ayala Corp.	38,940	$ 417,980
Ayala Land, Inc.	1,228,500	551,104
Bank of the Philippine Islands	319,920	802,143
BDO Unibank, Inc.	341,470	980,039
International Container Terminal Services, Inc.	131,990	807,275
SM Investments Corp.	76,140	1,185,230
SM Prime Holdings, Inc.	2,160,400	943,074
		$ 5,686,845
Poland — 0.5%
Alior Bank SA	9,120	$ 247,132
Allegro.eu SA(4)(5)	64,773	568,345
Asseco Poland SA	2,481	102,447
Bank Millennium SA(5)	21,237	82,153
Bank Polska Kasa Opieki SA(5)	17,749	889,609
Budimex SA	9,420	1,583,313
CCC SA(5)	4,334	250,604
Cyfrowy Polsat SA(5)	14,987	73,502
Dino Polska SA(4)(5)	4,839	678,367
Enea SA(5)	14,783	55,948
Grupa Azoty SA(5)	235	1,289
Grupa Kety SA	1,719	393,640
Jastrzebska Spolka Weglowa SA(5)	1,044	6,687
KGHM Polska Miedz SA	13,738	438,551
KRUK SA	1,962	208,135
LPP SA	146	597,542
mBank SA(5)	1,453	316,586
Orange Polska SA	76,391	196,282
ORLEN SA	60,672	1,095,636
PGE Polska Grupa Energetyczna SA(5)	88,489	193,270
Powszechna Kasa Oszczednosci Bank Polski SA	71,576	1,376,115
Powszechny Zaklad Ubezpieczen SA	57,113	891,009
Santander Bank Polska SA	3,940	606,004
Text SA	241	3,453
XTB SA(4)	305	6,626
		$ 10,862,245
Slovenia — 0.1%
Nova Ljubljanska Banka DD GDR(6)	99,000	$ 2,929,686
		$ 2,929,686
Security	Shares	Value
South Korea — 0.5%
CJ CheilJedang Corp.	1,064	$ 178,949
Coway Co. Ltd.	5,175	318,627
GS Holdings Corp.	6,660	181,093
Hana Financial Group, Inc.	11,228	509,191
Hyundai Mobis Co. Ltd.	6,640	1,246,385
Industrial Bank of Korea	30,909	333,583
Kakao Corp.	18,845	506,266
Kangwon Land, Inc.	15,842	180,839
KB Financial Group, Inc.	14,702	929,147
KT Corp.	8	292
KT&G Corp.	8,638	697,210
LG Uplus Corp.	32,397	273,547
Meritz Financial Group, Inc.	7,357	642,712
NAVER Corp.	3,921	551,707
Samsung C&T Corp.	12,019	1,034,348
Samsung Fire & Marine Insurance Co. Ltd.	1,797	474,098
Samsung Life Insurance Co. Ltd.	7,797	473,415
Shinhan Financial Group Co. Ltd.	19,848	717,306
SK Telecom Co. Ltd.	15,168	579,520
Woori Financial Group, Inc.	28,795	358,571
		$ 10,186,806
Spain — 0.0%†
AmRest Holdings SE	4,924	$ 23,056
		$ 23,056
United Kingdom — 0.0%†
Pepco Group NV(6)	15,770	$ 74,626
		$ 74,626
United States — 0.0%†
Titan Cement International SA	11,942	$ 554,381
		$ 554,381
Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC(5)	149,458	$ 330,445
Coteccons Construction JSC	64,400	201,759
Duc Giang Chemicals JSC	62,000	217,836
FPT Corp.	486,528	2,057,764
FPT Digital Retail JSC(5)	56,000	363,999
Gemadept Corp.	211,200	430,745
Hoa Phat Group JSC(5)	523,525	513,827
Khang Dien House Trading & Investment JSC(5)	136,700	138,948
KIDO Group Corp.	11,162	24,383
Masan Group Corp.(5)	215,900	520,698
Military Commercial Joint Stock Bank	1,052,159	958,761

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Mobile World Investment Corp.	703,598	$ 1,655,621
Nam Long Investment Corp.	280,100	299,151
Phat Dat Real Estate Development Corp.(5)	357,900	213,803
Phu Nhuan Jewelry JSC	226,740	622,742
Refrigeration Electrical Engineering Corp.	330,956	877,278
SSI Securities Corp.	230,700	204,745
Vietnam Dairy Products JSC	90,281	200,271
Vietnam Joint Stock Commercial Bank for Industry & Trade(5)	286,000	410,872
Vietnam Prosperity JSC Bank	551,000	352,540
Vietnam Technological & Commercial Joint Stock Bank	1,180,800	1,259,212
Vingroup JSC(5)	78,738	206,849
		$ 12,062,249
Total Common Stocks (identified cost $69,987,399)		$ 94,245,058

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(6)	USD	595	$ 66,190
Total Convertible Bonds (identified cost $535,159)			$ 66,190

Foreign Corporate Bonds — 4.4%
Security	Principal Amount (000's omitted)		Value
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(7)	USD	1,571	$ 102,311
Shimao Group Holdings Ltd., 5.60%, 7/15/26(6)(7)	USD	5,100	286,926
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(6)(8)	USD	506	61,930
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(6)(8)	USD	507	69,683
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(6)(8)	USD	1,016	139,703
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(6)(8)	USD	1,528	187,146
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(6)(8)	USD	1,531	187,599
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(6)(8)	USD	721	88,336
Security	Principal Amount (000's omitted)		Value
China (continued)
Times China Holdings Ltd.:
5.55%, 6/4/24(6)(7)	USD	3,999	$ 149,963
6.75%, 7/16/23(6)(7)	USD	2,966	116,505
			$ 1,390,102
Georgia — 0.2%
Bank of Georgia JSC, 9.50% to 7/16/29(6)(9)(10)	USD	3,777	$ 3,721,463
			$ 3,721,463
Hungary — 0.3%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(6)(10)	EUR	3,369	$ 3,838,787
6.875% to 5/8/30, 11/8/35(6)(10)(11)	EUR	1,400	1,578,077
8.625% to 10/19/26, 10/19/27(6)(10)	EUR	1,243	1,499,805
			$ 6,916,669
Iceland — 0.0%
Wow Air Hf.:
0.00%(7)(9)(12)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(7)(9)(12)	EUR	3,600	0
			$ 0
India — 0.1%
Indian Railway Finance Corp. Ltd., 3.57%, 1/21/32(6)	USD	3,000	$ 2,730,415
Reliance Communications Ltd., 6.50%, 11/6/20(6)(7)	USD	1,800	27,000
			$ 2,757,415
Kazakhstan — 1.0%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(4)	KZT	3,466,500	$ 6,333,455
ForteBank JSC, 7.75%, 2/4/30(4)	USD	4,690	4,590,588
Kaspi.KZ JSC, 6.25%, 3/26/30(6)	USD	9,205	9,026,877
			$ 19,950,920
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(6)(7)	USD	3,667	$ 27,504
10.00%, 12/19/22(6)(7)	USD	1,741	21,764
			$ 49,268
Paraguay — 0.2%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	27,417,630	$ 3,727,975
			$ 3,727,975

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Saint Lucia — 0.0%†
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	48	$ 48,623
			$ 48,623
Supranational — 0.2%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(6)	USD	2,600	$ 2,561,083
17.35%, 3/1/27(6)	USD	806	781,469
			$ 3,342,552
Tunisia — 0.0%†
Tunisian Republic, 3.28%, 8/9/27	JPY	100,000	$ 630,984
			$ 630,984
Uzbekistan — 1.7%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(6)	UZS	42,080,000	$ 3,359,633
Jscb Agrobank, 9.25%, 10/2/29(6)	USD	7,973	8,239,657
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(6)	UZS	49,120,000	3,801,810
21.00%, 7/24/27(6)	UZS	232,110,000	18,324,247
			$ 33,725,347
Venezuela — 0.6%
Petroleos de Venezuela SA:
5.375%, 4/12/27(6)(7)	USD	18,366	$ 2,176,383
5.50%, 4/12/37(6)(7)	USD	4,827	572,047
6.00%, 10/28/22(6)(7)	USD	5,773	635,070
6.00%, 5/16/24(6)(7)	USD	20,129	2,385,313
6.00%, 11/15/26(6)(7)	USD	11,178	1,324,534
8.50%, 10/27/20(4)(7)	USD	100	94,000
8.50%, 10/27/20(6)(7)	USD	3,655	3,435,700
9.00%, 11/17/21(6)(7)	USD	6,733	875,316
9.75%, 5/17/35(6)(7)	USD	7,081	920,582
12.75%, 2/17/22(6)(7)	USD	5,176	711,686
			$ 13,130,631
Total Foreign Corporate Bonds (identified cost $112,056,734)			$ 89,391,949

Insurance Linked Securities — 0.7%
Security	Shares	Value
Reinsurance Side Cars — 0.4%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(4)(12)(13)(14)	383,032	$ 309,490
Series 2022A, 0.00%, 3/20/26(4)(12)(13)(14)	10,974	11,657
Series 2022B, 0.00%, 3/20/26(4)(12)(13)(14)	9,412	19,020
Series 2023B, 0.00%, 3/19/27(4)(12)(13)(14)	7,394	91,417
Series 2024A, 0.00%, 3/17/28(4)(12)(13)(14)	31,579	382,557
Series 2024B, 0.00%, 3/17/28(4)(12)(13)(14)	6,667	365,887
Series 2025A, 0.00%, 3/19/30(4)(12)(13)(14)	4,000,000	3,770,800
Mt. Logan Re Ltd., Series A-1(12)(14)(15)	4,400	3,976,761
		$ 8,927,589
Segregated Account/Funds — 0.3%
PartnerRe ILS Fund SAC Ltd.(5)(12)(14)(15)	5,700,000	$ 6,154,860
		$ 6,154,860
Total Insurance Linked Securities (identified cost $14,217,573)		$ 15,082,449

Loan Participation Notes — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(6)(12)(16)	UZS	75,986,720	$ 5,889,368
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(6)(12)(16)	UZS	62,624,565	4,818,164
Total Loan Participation Notes (identified cost $12,696,667)			$ 10,707,532

Senior Floating-Rate Loans — 0.3%(17)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.2%
Provincia De Neuquen:
Term Loan, 11.732%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$976	$ 985,366
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	919	928,414

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Argentina (continued)
Provincia De Neuquen: (continued)
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$1,135	$ 1,146,595
		$ 3,060,375
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Co., Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$2,744	$ 2,743,597
		$ 2,743,597
Total Senior Floating-Rate Loans (identified cost $5,822,542)		$ 5,803,972

Sovereign Government Bonds — 46.5%
Security	Principal Amount (000's omitted)		Value
Albania — 2.3%
Albania Government International Bonds:
3.50%, 11/23/31(6)	EUR	3,050	$ 3,274,401
4.75%, 2/14/35(6)	EUR	6,476	7,007,811
5.90%, 6/9/28(6)	EUR	6,602	7,843,684
Albanian Government Bonds:
3.70%, 1/10/28	ALL	31,600	372,549
3.90%, 1/22/30	ALL	90,600	1,074,675
4.05%, 2/7/32	ALL	247,000	2,917,243
4.30%, 7/10/27	ALL	293,600	3,468,637
4.70%, 2/23/27	ALL	78,200	924,217
4.95%, 7/22/29	ALL	876,300	10,799,606
5.25%, 1/26/29	ALL	487,600	6,044,192
5.25%, 1/23/35	ALL	107,600	1,338,958
5.59%, 2/19/40	ALL	81,000	968,136
6.13%, 7/25/34	ALL	36,300	461,585
			$ 46,495,694
Angola — 0.4%
Angola Government International Bonds:
8.75%, 4/14/32(6)	USD	492	$ 380,922
9.125%, 11/26/49(6)	USD	5,972	4,155,318
9.375%, 5/8/48(6)	USD	5,117	3,613,280
			$ 8,149,520
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Argentina Treasury Bonds BONCER:
0.00%, 3/31/27	ARS	857,317	$ 928,360
0.00%, 12/15/27	ARS	685,846	929,789
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.15%, 6/30/26	ARS	857,320	734,235
2.60%, 2/13/26	ARS	1,500,291	1,431,300
			$ 4,023,684
Armenia — 1.0%
Republic of Armenia International Bonds, 6.75%, 3/12/35(6)	USD	2,484	$ 2,361,404
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	254,810	658,288
9.25%, 4/29/28	AMD	1,439,030	3,684,958
9.60%, 10/29/33	AMD	3,896,075	9,967,214
9.75%, 10/29/50	AMD	618,877	1,586,929
9.75%, 10/29/52	AMD	673,150	1,720,956
			$ 19,979,749
Bahamas — 0.4%
Bahamas Government International Bonds:
6.625%, 5/15/33(6)	USD	1,455	$ 1,280,675
6.95%, 11/20/29(6)	USD	588	557,026
8.95%, 10/15/32(6)	USD	5,579	5,638,496
			$ 7,476,197
Barbados — 0.4%
Barbados Government International Bonds, 6.50%, 10/1/29(6)	USD	8,259	$ 7,858,125
			$ 7,858,125
Benin — 0.8%
Benin Government International Bonds:
4.875%, 1/19/32(6)	EUR	2,988	$ 2,970,088
4.95%, 1/22/35(6)	EUR	4,916	4,504,317
6.875%, 1/19/52(6)	EUR	6,559	5,842,126
7.96%, 2/13/38(6)	USD	1,671	1,506,085
8.375%, 1/23/41(6)	USD	2,388	2,187,289
			$ 17,009,905
Brazil — 4.6%
Brazil Letras do Tesouro Nacional:
0.00%, 7/1/25	BRL	175,000	$ 30,160,190

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Brazil Letras do Tesouro Nacional: (continued)
0.00%, 10/1/25	BRL	383,200	$ 63,728,584
			$ 93,888,774
Cameroon — 1.3%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(6)	EUR	15,119	$ 12,553,136
9.50%, 7/31/31(6)	USD	16,980	15,036,151
			$ 27,589,287
Dominican Republic — 1.4%
Dominican Republic Bonds:
8.00%, 1/15/27(6)	DOP	96,000	$ 1,535,234
8.00%, 2/12/27(6)	DOP	490,340	7,801,452
12.00%, 8/8/25(4)	DOP	332,200	5,641,525
12.75%, 9/23/29(4)	DOP	42,300	794,696
13.00%, 6/10/34(6)	DOP	232,600	4,692,643
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(6)	DOP	31,580	516,039
12.00%, 10/3/25(4)	DOP	138,420	2,345,005
13.00%, 12/5/25(4)	DOP	150,240	2,559,516
13.00%, 1/30/26(4)	DOP	161,230	2,757,947
			$ 28,644,057
Ecuador — 0.0%†
Ecuador Government International Bonds:
5.00%, 7/31/40(6)	USD	312	$ 139,782
5.00%, 7/31/40(6)	USD	471	211,307
			$ 351,089
Egypt — 3.5%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	2,246,693	$ 45,225,939
Egypt Government International Bonds:
5.625%, 4/16/30(6)	EUR	1,492	1,458,992
6.375%, 4/11/31(6)	EUR	1,636	1,602,562
7.30%, 9/30/33(6)	USD	2,049	1,660,878
7.903%, 2/21/48(6)	USD	7,081	4,897,804
8.15%, 11/20/59(6)	USD	3,342	2,339,609
8.50%, 1/31/47(6)	USD	5,452	3,981,677
8.625%, 2/4/30(6)	USD	3,351	3,204,612
8.70%, 3/1/49(6)	USD	4,212	3,159,432
8.75%, 9/30/51(6)	USD	2,998	2,221,233
8.875%, 5/29/50(6)	USD	1,907	1,439,067
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government International Bonds: (continued)
9.45%, 2/4/33(6)	USD	1,812	$ 1,667,208
			$ 72,859,013
Ethiopia — 1.0%
Ethiopia Government International Bonds, 6.625%, 12/11/24(6)(7)	USD	24,357	$ 20,581,665
			$ 20,581,665
Georgia — 0.1%
Georgia Government International Bonds, 2.75%, 4/22/26(6)	USD	1,214	$ 1,166,865
			$ 1,166,865
Ghana — 1.0%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	4,122	$ 231,946
13.00%, 8/28/28	GHS	4,122	210,586
Ghana Government International Bonds:
0.00%, 1/3/30(6)	USD	258	196,439
1.50%, 1/3/37(6)	USD	1,244	511,276
5.00% to 7/3/28, 7/3/29(6)(18)	USD	958	818,228
5.00% to 7/3/28, 7/3/35(6)(18)	USD	20,045	13,639,822
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	10,448	619,071
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	8,210	440,297
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	4,434	219,346
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	13,056	608,578
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	9,785	430,064
9.10% (5.00% cash and 4.10% PIK), 2/10/32	GHS	13,603	572,080
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	9,628	390,521
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	3,775	144,233
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	6,444	242,627
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	2,463	91,881
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	6,158	228,576
			$ 19,595,571
Greece — 0.0%†
Hellenic Republic Government International Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	230,127	$ 677,818
			$ 677,818
Guatemala — 0.3%
Guatemala Government International Bonds:
6.55%, 2/6/37(6)	USD	4,138	$ 4,130,003

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Guatemala (continued)
Guatemala Government International Bonds: (continued)
6.60%, 6/13/36(6)	USD	2,841	$ 2,846,017
			$ 6,976,020
Honduras — 0.5%
Honduras Government International Bonds, 8.625%, 11/27/34(6)	USD	10,693	$ 10,615,476
			$ 10,615,476
Iceland — 1.7%
Republic of Iceland:
6.50%, 1/24/31	ISK	3,198,073	$ 24,311,322
7.00%, 9/17/35	ISK	732,032	5,784,530
8.00%, 6/12/25	ISK	600,760	4,669,424
			$ 34,765,276
India — 1.1%
Export-Import Bank of India, 5.50%, 1/13/35(6)	USD	22,520	$ 22,771,111
			$ 22,771,111
Indonesia — 1.6%
Indonesia Treasury Bonds:
6.50%, 7/15/30	IDR	353,396,000	$ 21,221,111
6.75%, 7/15/35	IDR	210,344,000	12,578,191
			$ 33,799,302
Ivory Coast — 0.6%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(6)	EUR	3,806	$ 3,239,030
8.075%, 4/1/36(6)	USD	10,248	9,521,526
			$ 12,760,556
Jordan — 0.2%
Jordan Government International Bonds:
5.85%, 7/7/30(6)	USD	3,053	$ 2,821,766
7.375%, 10/10/47(6)	USD	1,890	1,589,277
			$ 4,411,043
Kazakhstan — 0.1%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	432,660	$ 656,550
5.50%, 9/20/28	KZT	22,984	34,291
10.55%, 7/28/29	KZT	1,226,683	2,083,936
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.00%, 5/12/31	KZT	50,566	$ 95,364
14.00%, 5/19/32	KZT	34,476	64,740
			$ 2,934,881
Lebanon — 0.7%
Lebanon Government International Bonds:
5.80%, 4/14/20(6)(7)	USD	13,383	$ 2,308,568
6.00%, 1/27/23(6)(7)	USD	4,380	757,576
6.10%, 10/4/22(6)(7)	USD	13,525	2,326,131
6.15%, 6/19/20(6)(7)	USD	4,515	776,016
6.20%, 2/26/25(6)(7)	USD	1,259	217,728
6.25%, 5/27/22(6)(7)	USD	1,613	277,359
6.25%, 11/4/24(6)(7)	USD	510	88,244
6.25%, 6/12/25(6)(7)	USD	1,051	182,196
6.375%, 3/9/20(6)(7)	USD	7,190	1,237,803
6.40%, 5/26/23(6)(7)	USD	14,228	2,461,444
6.65%, 4/22/24(6)(7)	USD	3,760	648,929
6.75%, 11/29/27(6)(7)	USD	298	51,356
6.85%, 3/23/27(6)(7)	USD	294	50,633
6.85%, 5/25/29(6)(7)	USD	5,801	1,000,056
7.00%, 3/20/28(6)(7)	USD	493	85,612
7.00%, 4/22/31(6)(7)	USD	3,760	652,935
7.00%, 3/23/32(6)(7)	USD	237	40,876
7.25%, 3/23/37(6)(7)	USD	981	170,333
8.25%, 4/12/21(6)(7)	USD	7,013	1,206,061
			$ 14,539,856
Mexico — 1.2%
Mexican Bonos, 7.75%, 11/23/34	MXN	536,685	$ 24,757,729
			$ 24,757,729
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(4)	USD	600	$ 578,797
6.625%, 2/25/30(6)	USD	4,200	4,051,577
7.875%, 6/5/29(6)	USD	400	405,394
			$ 5,035,768
Montenegro — 1.0%
Montenegro Government International Bonds:
2.875%, 12/16/27(6)	EUR	1,264	$ 1,396,760
4.875%, 4/1/32(6)	EUR	11,663	12,841,368

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Montenegro (continued)
Montenegro Government International Bonds: (continued)
7.25%, 3/12/31(6)	USD	5,839	$ 5,896,441
			$ 20,134,569
New Zealand — 3.0%
New Zealand Government Bonds:
2.50%, 9/20/40(6)(19)	NZD	22,898	$ 12,827,105
2.75%, 4/15/37(6)(20)	NZD	5,721	2,808,270
4.25%, 5/15/34	NZD	26,957	15,902,241
4.25%, 5/15/36	NZD	20,000	11,576,780
4.50%, 5/15/35	NZD	30,020	17,910,583
5.00%, 5/15/54(20)	NZD	1,360	790,061
			$ 61,815,040
Nigeria — 0.3%
Nigeria Government International Bonds:
7.875%, 2/16/32(6)	USD	598	$ 518,143
9.248%, 1/21/49(6)	USD	232	196,419
10.375%, 12/9/34(6)	USD	4,998	4,732,756
			$ 5,447,318
Paraguay — 0.8%
Paraguay Government Bonds:
7.90%, 2/9/31(4)	PYG	58,682,000	$ 7,206,626
7.90%, 2/9/31(6)	PYG	20,530,000	2,521,251
8.50%, 3/4/35(4)	PYG	49,102,000	6,060,721
			$ 15,788,598
Peru — 2.5%
Peru Government Bonds:
5.40%, 8/12/34	PEN	35,831	$ 9,014,756
6.90%, 8/12/37	PEN	67,631	18,259,882
7.60%, 8/12/39(4)(6)	PEN	82,178	23,349,308
			$ 50,623,946
Philippines — 0.9%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 17,945,493
			$ 17,945,493
Poland — 2.6%
Republic of Poland Government Bonds, 2.00%, 8/25/36(19)	PLN	219,092	$ 52,384,286
			$ 52,384,286
Security	Principal Amount (000's omitted)		Value
Serbia — 2.1%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,724,480	$ 16,304,538
7.00%, 10/26/31	RSD	2,392,160	26,016,822
			$ 42,321,360
Sri Lanka — 1.9%
Sri Lanka Government Bonds:
9.00%, 10/1/32	LKR	249,000	$ 746,744
9.00%, 6/1/33	LKR	40,000	118,364
9.00%, 11/1/33	LKR	2,129,000	6,263,840
10.25%, 9/15/34	LKR	579,000	1,780,301
11.00%, 10/15/28	LKR	880,000	3,019,575
11.00%, 9/15/29	LKR	242,000	824,149
11.00%, 10/15/30	LKR	329,000	1,114,977
11.50%, 12/15/28	LKR	241,000	838,061
11.50%, 12/15/32	LKR	374,000	1,274,591
11.75%, 6/15/29	LKR	85,000	296,886
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(4)(18)	USD	4,348	2,825,960
3.10% to 7/15/27, 1/15/30(4)(18)	USD	4,315	3,547,588
3.35% to 9/15/27, 3/15/33(4)(18)	USD	6,501	4,551,028
3.60% to 12/15/27, 6/15/35(4)(18)	USD	4,390	2,861,833
3.60% to 11/15/27, 5/15/36(4)(18)	USD	3,047	2,140,344
3.60% to 8/15/27, 2/15/38(4)(18)	USD	6,096	4,312,967
4.00%, 4/15/28(4)	USD	3,798	3,508,810
			$ 40,026,018
Suriname — 1.5%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(4)	USD	14,208	$ 13,120,826
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(6)	USD	5,229	4,829,185
9.00%, Oil-Linked, 12/31/50(4)	USD	9,497	10,052,574
9.00%, Oil-Linked, 12/31/50(6)	USD	2,997	3,172,324
			$ 31,174,909
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(6)	USD	355	$ 348,311
			$ 348,311
Tunisia — 0.3%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,583,743
4.20%, 3/17/31	JPY	30,000	171,711

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Tunisia (continued)
Tunisian Republic: (continued)
4.30%, 8/2/30	JPY	20,000	$ 114,626
6.375%, 7/15/26(6)	EUR	4,054	4,457,324
			$ 6,327,404
Ukraine — 1.5%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(6)(18)	USD	4,736	$ 2,403,528
0.00% to 2/1/27, 2/1/36(6)(18)	USD	4,550	2,342,806
0.00%, GDP-Linked, 8/1/41(6)(21)	USD	30,825	22,021,195
1.75% to 8/1/25, 2/1/29(6)(18)	USD	780	489,723
1.75% to 8/1/25, 2/1/34(6)(18)	USD	3,779	1,925,400
1.75% to 8/1/25, 2/1/35(6)(18)	USD	1,096	547,288
1.75% to 8/1/25, 2/1/36(6)(18)	USD	1,745	847,420
			$ 30,577,360
Uzbekistan — 1.1%
National Bank of Uzbekistan, 19.875%, 7/5/27(6)	UZS	90,660,000	$ 7,089,753
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(6)	UZS	78,000,000	6,084,541
16.25%, 10/12/26(6)	UZS	112,430,000	8,838,960
16.625%, 5/29/27(6)	UZS	12,500,000	991,152
			$ 23,004,406
Venezuela — 0.4%
Venezuela Government International Bonds:
6.00%, 12/9/20(6)(7)	USD	4,547	$ 591,045
7.00%, 12/1/18(6)(7)	USD	1,428	190,995
7.00%, 3/31/38(6)(7)	USD	2,166	335,653
7.65%, 4/21/25(6)(7)	USD	3,794	559,615
7.75%, 10/13/19(6)(7)	USD	6,595	935,623
8.25%, 10/13/24(6)(7)	USD	9,502	1,401,530
9.00%, 5/7/23(6)(7)	USD	3,330	495,367
9.25%, 9/15/27(7)	USD	6,142	1,090,205
9.25%, 5/7/28(6)(7)	USD	2,365	390,241
9.375%, 1/13/34(7)	USD	1,027	218,238
11.75%, 10/21/26(6)(7)	USD	2,020	373,645
11.95%, 8/5/31(6)(7)	USD	2,612	437,443
12.75%, 8/23/22(6)(7)	USD	5,762	975,888
			$ 7,995,488
Security	Principal Amount (000's omitted)		Value
Zambia — 0.0%†
Zambia Government International Bonds, 0.50%, 12/31/53(6)	USD	926	$ 529,129
			$ 529,129
Total Sovereign Government Bonds (identified cost $938,760,690)			$ 956,157,666

Sovereign Loans — 2.6%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.5%
Commonwealth of the Bahamas, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28(3)	EUR	8,010	$ 9,276,486
			$ 9,276,486
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 8.312%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	1,599	$ 1,820,496
			$ 1,820,496
Kenya — 0.0%†
Government of Kenya, Term Loan, 11.163%, (6 mo. USD Term SOFR + 6.45%), 6/29/25(3)	USD	768	$ 782,176
			$ 782,176
Tanzania — 2.0%
Government of the United Republic of Tanzania, Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(3)	USD	41,474	$ 40,391,975
			$ 40,391,975
Total Sovereign Loans (identified cost $52,854,158)			$ 52,271,133

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.256%, (COF + 1.254%), with maturity at 2029(22)	$3	$ 3,476
4.386%, (COF + 1.253%), with maturity at 2035(22)	53	51,820

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
4.50%, with maturity at 2035	$75	$ 74,138
4.624%, (COF + 1.251%), with maturity at 2030(22)	61	59,934
6.60%, with maturity at 2030	201	206,312
7.00%, with various maturities to 2035	329	332,982
7.121%, (1 yr. CMT + 2.335%), with maturity at 2036(22)	285	291,629
7.50%, with various maturities to 2035	648	679,206
8.00%, with various maturities to 2030	64	65,474
8.50%, with maturity at 2025	0(23)	62
9.00%, with maturity at 2027	0(23)	2
Federal National Mortgage Association:
4.191%, (COF + 1.254%), with maturity at 2034(22)	69	67,106
4.199%, (COF + 1.254%), with maturity at 2035(22)	34	33,841
4.289%, (COF + 1.299%), with maturity at 2033(22)	282	274,738
4.297%, (COF + 1.35%), with maturity at 2027(22)	11	11,000
5.134%, (COF + 1.793%), with maturity at 2035(22)	520	511,333
6.00%, with maturity at 2033	31	32,124
6.353%, (COF + 2.004%), with maturity at 2032(22)	103	105,170
6.40%, (1 yr. CMT + 2.15%), with maturity at 2028(22)	5	5,041
6.50%, with maturity at 2030	248	251,868
7.00%, with various maturities to 2031	281	287,744
7.50%, with maturity at 2027	0(23)	114
8.00%, with maturity at 2026	0(23)	22
8.50%, with various maturities to 2037	411	434,562
9.00%, with various maturities to 2032	13	13,847
11.50%, with maturity at 2031	43	46,903
Government National Mortgage Association:
6.50%, with maturity at 2032	94	97,399
7.00%, with various maturities to 2031	109	112,676
7.50%, with maturity at 2028	5	5,101
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $4,320,015)		$ 4,055,624

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(24)(25) Series 2018-2, Class A, 2.209%, 7/25/44(4)	$56,581	$ 2,878,192
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $14,872,650)		$ 2,878,192

Short-Term Investments — 38.1%
Affiliated Fund — 15.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(26)	308,237,322	$ 308,237,322
Total Affiliated Fund (identified cost $308,237,322)		$ 308,237,322

Repurchase Agreements — 4.6%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 1/9/25 with an interest rate of 4.05%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 5.25%, due 1/25/33 and a market value, including accrued interest, of $2,087,146(27)	USD	2,080	$ 2,079,795
Dated 1/9/25 with an interest rate of 4.15%, collateralized by USD 1,037,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,106,729(27)	USD	1,132	1,131,626
Dated 2/4/25 with an interest rate of 4.00%, collateralized by USD 516,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $550,697(27)	USD	554	554,055
Dated 2/24/25 with an interest rate of 4.00%, collateralized by USD 5,518,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $3,406,462(27)	USD	3,545	3,545,315
Dated 3/12/25 with an interest rate of 4.10%, collateralized by USD 2,871,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $2,080,621(27)	USD	2,265	2,264,501

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 4/11/25 with an interest rate of 4.00%, collateralized by USD 3,213,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $1,995,787(27)	USD	1,876	$ 1,875,927
Barclays Bank PLC:
Dated 12/19/24 with an interest rate of 3.00%, collateralized by USD 1,137,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $1,182,428(27)	USD	1,259	1,259,227
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,545,332(27)	USD	2,604	2,604,215
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $4,051,675(27)	USD	4,412	4,411,560
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $1,878,833(27)	USD	2,031	2,031,494
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 3,410,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $3,196,427(27)	USD	3,274	3,273,600
Dated 1/3/25 with an interest rate of 3.75%, collateralized by USD 969,000 Panama Government International Bonds, 7.875%, due 3/1/57 and a market value, including accrued interest, of $952,691(27)	USD	1,008	1,007,760
Dated 2/6/25 with an interest rate of 4.00%, collateralized by USD 1,274,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,359,666(27)	USD	1,451	1,450,948
Dated 2/19/25 with an interest rate of 3.50%, collateralized by USD 3,409,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $3,593,635(27)	USD	3,899	3,899,044
Dated 3/3/25 with an interest rate of 3.90%, collateralized by USD 4,856,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $4,224,342(27)	USD	4,716	4,716,390
Dated 3/3/25 with an interest rate of 4.05%, collateralized by USD 2,342,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $1,514,115(27)	USD	1,657	1,656,965
Dated 4/11/25 with an interest rate of 4.13%, collateralized by USD 4,143,000 Ares Capital Corp., 5.80%, due 3/8/32 and a market value, including accrued interest, of $4,125,475(27)	USD	3,977	3,976,603
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 4/15/25 with an interest rate of 4.10%, collateralized by USD 987,000 Blackstone Private Credit Fund, 6.00%, due 11/22/34 and a market value, including accrued interest, of $968,783(27)	USD	996	$ 995,636
Dated 4/15/25 with an interest rate of 4.10%, collateralized by USD 1,036,000 Blue Owl Credit Income Corp., 6.65%, due 3/15/31 and a market value, including accrued interest, of $1,056,081(27)	USD	1,080	1,080,030
Dated 4/24/25 with an interest rate of 1.10%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,292,929(27)	EUR	2,113	2,393,147
Dated 4/24/25 with an interest rate of 1.25%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,289,350(27)	EUR	1,191	1,349,225
Dated 4/24/25 with an interest rate of 1.60%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,297,832(27)	EUR	3,970	4,497,417
Citibank, N.A.:
Dated 4/2/25 with an interest rate of 3.95%, collateralized by USD 1,000,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $869,922(27)	USD	840	840,125
Dated 4/3/25 with an interest rate of 3.95%, collateralized by USD 1,428,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $1,242,249(27)	USD	1,320	1,320,180
Dated 4/17/25 with an interest rate of 3.90%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $2,363,816(27)	USD	2,468	2,467,569
Nomura International PLC:
Dated 12/19/24 with an interest rate of 3.90%, collateralized by USD 1,485,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $1,391,993(27)	USD	1,494	1,493,836
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $592,319(27)	USD	649	649,475
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 626,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $551,981(27)	USD	567	566,593

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/12/25 with an interest rate of 2.40%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,101,640(27)	USD	1,993	$ 1,992,970
Dated 3/19/25 with an interest rate of 3.25%, collateralized by USD 4,133,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $4,033,996(27)	USD	4,279	4,278,895
Dated 3/19/25 with an interest rate of 3.85%, collateralized by USD 5,257,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,635,410(27)	USD	4,835	4,835,389
Dated 3/19/25 with an interest rate of 4.00%, collateralized by USD 2,908,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $1,880,036(27)	USD	2,076	2,076,312
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 1,103,000 Panama Government International Bonds, 4.50%, due 5/15/47 and a market value, including accrued interest, of $749,573(27)	USD	811	810,705
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 1,104,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $681,539(27)	USD	762	762,174
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 1,558,000 Panama Government International Bonds, 4.50%, due 1/19/63 and a market value, including accrued interest, of $972,951(27)	USD	1,043	1,042,886
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 12,654,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $11,007,996(27)	USD	12,456	12,456,281
Dated 3/19/25 with an interest rate of 4.06%, collateralized by USD 1,065,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $688,528(27)	USD	760	760,410
Dated 4/11/25 with an interest rate of 3.60%, collateralized by USD 2,046,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $1,482,741(27)	USD	1,442	1,441,509
Dated 4/30/25 with an interest rate of 3.00%, collateralized by USD 4,133,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $4,033,996(27)	USD	4,225	4,224,649
Total Repurchase Agreements (identified cost $94,115,169)			$ 94,074,438

Sovereign Government Securities — 0.7%
Security	Principal Amount (000's omitted)		Value
Albania — 0.0%†
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	95,800	$ 1,075,358
			$ 1,075,358
Nigeria — 0.7%
Nigeria OMO Bills:
0.00%, 5/20/25	NGN	2,709,076	$ 1,670,815
0.00%, 5/27/25	NGN	7,150,997	4,384,202
0.00%, 6/10/25	NGN	433,890	262,998
0.00%, 6/17/25	NGN	3,523,673	2,124,025
0.00%, 8/19/25	NGN	1,614,712	928,848
0.00%, 9/30/25	NGN	1,792,318	1,005,114
0.00%, 10/7/25	NGN	4,328,765	2,418,068
0.00%, 2/24/26	NGN	238,404	121,961
0.00%, 2/25/26	NGN	1,280,817	658,865
			$ 13,574,896
Total Sovereign Government Securities (identified cost $15,132,632)			$ 14,650,254

U.S. Treasury Obligations — 17.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/1/25	$30,000	$ 30,000,000
0.00%, 5/15/25(28)	68,553	68,440,764
0.00%, 5/22/25(28)	85,675	85,463,207
0.00%, 5/29/25	101,700	101,366,609
0.00%, 6/5/25(28)	51,639	51,426,886
0.00%, 6/12/25	30,000	29,852,059
Total U.S. Treasury Obligations (identified cost $366,552,675)		$ 366,549,525
Total Short-Term Investments (identified cost $784,037,798)		$ 783,511,539

Total Purchased Options — 0.0%† (identified cost $1,907,360)	$ 1,343,446
Total Investments — 99.4% (identified cost $2,041,716,205)	$2,044,680,887
Total Written Options — (0.0)%† (premiums received $1,110,686)	$ (766,956)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (6.2)%
Common Stocks — (0.0)%†
Security	Shares	Value
New Zealand — (0.0)%†
Kiwi Property Group Ltd.	(3,873)	$ (1,899)
Meridian Energy Ltd.	(794)	(2,584)
Ryman Healthcare Ltd.(5)	(42,945)	(56,329)
Total Common Stocks (proceeds $79,058)		$ (60,812)
Corporate Bonds — (0.3)%
Security	Principal Amount (000's omitted)		Value
United States — (0.3)%
ARES Capital Corp., 5.80%, 3/8/32	USD	(4,143)	$ (4,050,050)
Blackstone Private Credit Fund, 6.00%, 11/22/34(4)	USD	(987)	(942,627)
Blue Owl Credit Income Corp., 6.65%, 3/15/31	USD	(1,036)	(1,047,278)
Total Corporate Bonds (proceeds $5,870,236)			$ (6,039,955)
Exchange-Traded Funds — (2.4)%
Security	Shares	Value
United States — (2.4)%
iShares Broad USD High Yield Corporate Bond ETF	(802,332)	$ (29,365,351)
iShares JPMorgan USD Emerging Markets Bond ETF	(220,663)	(19,850,844)
Total Exchange-Traded Funds (proceeds $47,879,178)		$ (49,216,195)
Sovereign Government Bonds — (3.5)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(6)	USD	(2,972)	$ (2,518,881)
			$ (2,518,881)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(6)	USD	(5,883)	$ (5,153,074)
			$ (5,153,074)
Security	Principal Amount (000's omitted)		Value
Bahrain — (0.9)%
Bahrain Government International Bonds:
5.25%, 1/25/33(6)	USD	(2,273)	$ (2,055,325)
5.625%, 5/18/34(6)	USD	(4,895)	(4,463,751)
6.00%, 9/19/44(6)	USD	(2,273)	(1,862,922)
7.50%, 2/12/36(6)	USD	(3,410)	(3,490,121)
7.50%, 9/20/47(6)	USD	(4,133)	(3,998,693)
7.75%, 4/18/35(6)	USD	(3,409)	(3,584,095)
			$ (19,454,907)
Kazakhstan — (0.4)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(6)	USD	(4,548)	$ (4,041,205)
6.50%, 7/21/45(6)	USD	(3,382)	(3,548,347)
			$ (7,589,552)
Panama — (1.3)%
Panama Government International Bonds:
4.50%, 5/15/47	USD	(1,103)	$ (726,686)
4.50%, 4/16/50	USD	(4,815)	(3,103,893)
4.50%, 4/1/56	USD	(6,622)	(4,063,169)
4.50%, 1/19/63	USD	(1,558)	(953,086)
6.853%, 3/28/54	USD	(19,938)	(17,219,260)
7.875%, 3/1/57	USD	(969)	(939,973)
			$ (27,006,067)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(6)	EUR	(7,156)	$ (7,676,606)
2.75%, 5/25/32(6)	EUR	(2,000)	(2,234,720)
			$ (9,911,326)
Total Sovereign Government Bonds (proceeds $72,301,405)			$ (71,633,807)
Total Securities Sold Short (proceeds $126,129,877)			$(126,950,769)

Other Assets, Less Liabilities — 6.8%	$ 139,092,268
Net Assets — 100.0%	$2,056,055,430

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $139,239,672 or 6.8% of the Portfolio's net assets.
(5)	Non-income producing security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $428,252,405 or 20.8% of the Portfolio's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	When-issued security.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	Quantity held represents principal in USD.
(14)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(15)	Restricted security (see Note 5).
(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.
(19)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(20)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(21)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(22)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2025.
(23)	Principal amount is less than $500.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2025 of all interest only securities comprising the trust.
(26)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2025.
(27)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(28)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	15,000,000	CNH	7.50	1/20/26	$ 91,170
Call USD vs. Put CNH	Goldman Sachs International	USD	14,000,000	CNH	7.50	2/4/26	91,280

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC)† (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	15,000,000	CNH	7.50	1/19/26	$ 90,780
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	8,000,000	CNH	7.45	1/22/26	56,728
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	2,670,000	CNH	7.50	2/4/26	17,408
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	161,382
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	86,898
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	82,960
Total							$678,606
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Call Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 09/2025	1,511	$ 95,374,320	$ 80.00	7/28/25	$664,840
Total					$664,840
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	15,000,000	CNH	7.80	1/20/26	$ (40,620)
Call USD vs. Put CNH	Goldman Sachs International	USD	14,000,000	CNH	7.80	2/4/26	(42,518)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	15,000,000	CNH	7.80	1/19/26	(40,335)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	8,000,000	CNH	7.80	1/22/26	(21,912)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	2,670,000	CNH	7.80	2/4/26	(8,109)
Call USD vs. Put KRW	Goldman Sachs International	USD	15,000,000	KRW	1,490.00	7/23/25	(68,760)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	19,000,000	KRW	1,490.00	7/23/25	(87,096)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	6,930,000	KRW	1,500.00	7/31/25	(29,127)
Put USD vs. Call CNH	Deutsche Bank AG	USD	15,000,000	CNH	6.80	1/20/26	(58,695)
Put USD vs. Call CNH	Goldman Sachs International	USD	14,000,000	CNH	6.85	2/4/26	(78,064)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	15,000,000	CNH	6.85	1/19/26	(74,790)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	8,000,000	CNH	6.80	1/22/26	(31,896)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	2,670,000	CNH	6.85	2/4/26	(14,888)
Put USD vs. Call KRW	Goldman Sachs International	USD	15,000,000	KRW	1,350.00	7/23/25	(60,900)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	19,000,000	KRW	1,350.00	7/23/25	(77,140)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	6,930,000	KRW	1,350.00	7/31/25	(32,106)
Total							$(766,956)
†	Amount is less than 0.05% or (0.05)%, as applicable.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	3,407,400,000	USD	2,328,095	5/7/25	$ 68,950
USD	6,746,741	KRW	9,700,000,000	5/7/25	(77,037)
USD	8,281,871	KRW	11,897,736,000	5/7/25	(87,975)
IDR	73,496,800,000	USD	4,346,351	5/14/25	83,433
IDR	47,642,000,000	USD	2,801,152	5/14/25	70,317
IDR	47,642,000,000	USD	2,804,120	5/14/25	67,349
IDR	31,761,000,000	USD	1,868,294	5/14/25	45,998
IDR	32,800,300,000	USD	1,933,182	5/14/25	43,751
IDR	28,063,650,000	USD	1,653,234	5/14/25	38,212
IDR	13,228,650,000	USD	779,669	5/14/25	17,645
CLP	9,603,968,000	USD	9,953,020	6/18/25	186,464
CLP	3,388,000,000	USD	3,547,691	6/18/25	29,224
CLP	369,000,000	USD	386,703	6/18/25	2,872
CLP	80,032,000	USD	82,775	6/18/25	1,719
CLP	80,000,000	USD	82,759	6/18/25	1,701
CLP	80,000,000	USD	82,877	6/18/25	1,584
CLP	80,000,000	USD	82,915	6/18/25	1,546
CLP	80,000,000	USD	82,919	6/18/25	1,542
COP	51,161,974,000	USD	11,657,660	6/18/25	373,936
COP	16,994,580,000	USD	4,032,120	6/18/25	(35,559)
EUR	45,066,967	USD	48,577,233	6/18/25	2,614,805
EUR	45,734,004	USD	49,637,310	6/18/25	2,312,423
EUR	10,007,121	USD	10,786,576	6/18/25	580,618
EUR	9,832,647	USD	10,729,708	6/18/25	439,298
EUR	7,420,000	USD	7,997,944	6/18/25	430,512
EUR	5,687,032	USD	6,172,409	6/18/25	287,550
EUR	4,365,877	USD	4,738,496	6/18/25	220,749
EUR	2,332,184	USD	2,531,231	6/18/25	117,921
EUR	1,442,204	USD	1,554,538	6/18/25	83,677
EUR	1,033,222	USD	1,121,406	6/18/25	52,242
EUR	1,140,819	USD	1,244,899	6/18/25	50,969
IDR	102,641,000,000	USD	6,100,143	6/18/25	90,853
IDR	76,669,000,000	USD	4,562,273	6/18/25	62,170
IDR	76,790,000,000	USD	4,570,833	6/18/25	60,908
IDR	38,214,000,000	USD	2,273,019	6/18/25	31,934
IDR	25,553,100,000	USD	1,519,661	6/18/25	21,625
IDR	13,000,000,000	USD	773,717	6/18/25	10,403
INR	642,000,000	USD	7,304,585	6/18/25	258,658
INR	399,200,000	USD	4,545,662	6/18/25	157,215
INR	393,000,000	USD	4,475,572	6/18/25	154,264
INR	384,000,000	USD	4,374,075	6/18/25	149,735
INR	365,000,000	USD	4,157,175	6/18/25	142,799
INR	334,000,000	USD	3,794,257	6/18/25	140,515
INR	408,000,000	USD	4,685,078	6/18/25	121,469

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	409,000,000	USD	4,725,592	6/18/25	$ 92,736
INR	313,000,000	USD	3,606,406	6/18/25	80,969
INR	333,000,000	USD	3,868,494	6/18/25	54,496
INR	187,000,000	USD	2,153,882	6/18/25	49,119
INR	267,000,000	USD	3,100,325	6/18/25	45,136
INR	266,000,000	USD	3,089,610	6/18/25	44,070
INR	266,000,000	USD	3,089,786	6/18/25	43,894
INR	200,000,000	USD	2,322,880	6/18/25	33,270
INR	200,000,000	USD	2,323,825	6/18/25	32,326
INR	137,000,000	USD	1,589,512	6/18/25	24,452
INR	70,200,000	USD	814,858	6/18/25	12,151
KRW	8,582,344,000	USD	5,923,597	6/18/25	117,276
KRW	11,897,736,000	USD	8,303,894	6/18/25	70,592
KRW	9,700,000,000	USD	6,764,648	6/18/25	62,913
KRW	535,964,000	USD	371,965	6/18/25	5,285
PEN	28,890,000	USD	7,862,615	6/18/25	6,358
PHP	311,490,000	USD	5,453,037	6/18/25	125,622
PHP	300,780,000	USD	5,265,111	6/18/25	121,736
TWD	429,130,000	USD	13,108,409	6/18/25	385,860
TWD	215,000,000	USD	6,562,781	6/18/25	198,032
TWD	196,000,000	USD	5,989,122	6/18/25	174,225
TWD	131,000,000	USD	4,008,090	6/18/25	111,290
TWD	131,000,000	USD	4,015,080	6/18/25	104,300
TWD	131,000,000	USD	4,017,912	6/18/25	101,468
TWD	46,820,000	USD	1,421,994	6/18/25	50,291
TWD	26,000,000	USD	795,499	6/18/25	22,088
USD	684,713	CLP	660,289,000	6/18/25	(12,393)
USD	3,215,859	CLP	3,096,711,000	6/18/25	(53,525)
USD	929,531	COP	4,028,000,000	6/18/25	(17,721)
USD	1,039,259	COP	4,507,580,000	6/18/25	(20,774)
USD	925,562	COP	4,028,000,000	6/18/25	(21,690)
USD	1,016,431	COP	4,431,000,000	6/18/25	(25,593)
USD	11,517,779	COP	51,161,974,000	6/18/25	(513,818)
USD	67,089	EUR	61,480	6/18/25	(2,747)
USD	489,255	EUR	450,782	6/18/25	(22,793)
USD	572,290	EUR	524,443	6/18/25	(23,431)
USD	602,491	EUR	552,119	6/18/25	(24,667)
USD	992,441	EUR	920,725	6/18/25	(53,421)
USD	1,419,760	EUR	1,301,061	6/18/25	(58,128)
USD	1,606,315	EUR	1,480,000	6/18/25	(74,832)
USD	1,921,066	EUR	1,770,000	6/18/25	(89,495)
USD	2,246,670	EUR	2,070,000	6/18/25	(104,664)
USD	2,696,478	EUR	2,471,038	6/18/25	(110,400)
USD	3,873,496	EUR	3,549,651	6/18/25	(158,590)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,420,435	EUR	4,050,863	6/18/25	$ (180,983)
USD	4,422,184	EUR	4,052,466	6/18/25	(181,054)
USD	3,406,854	EUR	3,160,669	6/18/25	(183,383)
USD	3,686,061	EUR	3,419,701	6/18/25	(198,413)
USD	5,018,796	EUR	4,599,198	6/18/25	(205,481)
USD	4,255,447	EUR	3,947,942	6/18/25	(229,061)
USD	5,671,794	EUR	5,197,602	6/18/25	(232,216)
USD	5,466,023	EUR	5,036,194	6/18/25	(254,642)
USD	5,766,711	EUR	5,350,000	6/18/25	(310,409)
USD	8,740,776	EUR	8,010,000	6/18/25	(357,867)
USD	9,751,982	EUR	8,936,664	6/18/25	(399,268)
USD	10,839,458	EUR	9,933,222	6/18/25	(443,792)
USD	10,045,935	EUR	9,320,000	6/18/25	(540,750)
USD	13,632,125	EUR	12,492,407	6/18/25	(558,130)
USD	12,476,133	EUR	11,495,053	6/18/25	(581,218)
USD	14,538,169	EUR	13,322,700	6/18/25	(595,225)
USD	16,835,961	EUR	15,428,385	6/18/25	(689,302)
USD	22,723,201	EUR	20,823,420	6/18/25	(930,339)
USD	26,019,199	EUR	23,843,855	6/18/25	(1,065,285)
USD	34,218,721	EUR	31,357,853	6/18/25	(1,400,992)
USD	42,927,696	EUR	39,338,711	6/18/25	(1,757,557)
USD	49,178,557	EUR	45,066,967	6/18/25	(2,013,481)
USD	50,420,532	EUR	46,205,106	6/18/25	(2,064,330)
USD	53,505,836	EUR	49,032,462	6/18/25	(2,190,650)
USD	13,474,780	IDR	221,751,767,000	6/18/25	99,383
USD	7,295,481	IDR	119,624,000,000	6/18/25	80,122
USD	7,290,590	IDR	119,624,000,000	6/18/25	75,231
USD	11,400,927	IDR	188,224,000,000	6/18/25	47,823
USD	4,939,274	IDR	81,541,000,000	6/18/25	20,967
USD	3,297,483	IDR	54,359,000,000	6/18/25	18,712
USD	3,689,811	IDR	60,874,500,000	6/18/25	18,045
USD	3,294,517	IDR	54,376,000,000	6/18/25	14,720
USD	4,513,612	IDR	74,610,000,000	6/18/25	13,361
USD	3,063,161	IDR	50,680,000,000	6/18/25	6,296
USD	3,114,651	IDR	51,616,000,000	6/18/25	1,330
USD	3,118,783	IDR	51,771,800,000	6/18/25	(3,936)
USD	1,875,756	IDR	31,209,200,000	6/18/25	(6,689)
USD	3,899,201	IDR	64,871,000,000	6/18/25	(13,623)
USD	234,153	INR	20,532,875	6/18/25	(7,740)
USD	3,808,872	INR	334,000,000	6/18/25	(125,899)
USD	10,184,979	INR	877,000,000	6/18/25	(146,741)
USD	7,067,138	KRW	10,000,000,000	6/18/25	28,416
USD	6,067,924	KRW	8,582,344,000	6/18/25	27,051
USD	1,683,274	KRW	2,385,199,616	6/18/25	4,399

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,063,880	KRW	1,507,693,430	6/18/25	$ 2,657
USD	811,667	KRW	1,186,000,000	6/18/25	(23,125)
USD	14,458,256	KRW	20,947,700,000	6/18/25	(286,247)
USD	18,178,390	PEN	66,522,000	6/18/25	59,324
USD	7,289,847	PEN	26,609,000	6/18/25	42,166
USD	10,892,073	PEN	39,914,000	6/18/25	20,415
USD	52,880	PEN	198,000	6/18/25	(1,050)
USD	267,652	PEN	1,000,000	6/18/25	(4,725)
USD	241,701	PEN	905,000	6/18/25	(4,801)
USD	2,817,460	PEN	10,362,900	6/18/25	(5,156)
USD	12,408,485	PEN	45,593,118	6/18/25	(10,034)
USD	7,152,355	PEN	26,787,000	6/18/25	(143,809)
USD	1,011,069	PHP	58,000,000	6/18/25	(27,687)
USD	1,625,249	PHP	93,000,000	6/18/25	(40,343)
USD	1,865,249	PHP	107,000,000	6/18/25	(51,078)
USD	2,988,361	PHP	171,000,000	6/18/25	(74,179)
USD	3,153,859	PHP	180,611,397	6/18/25	(80,818)
USD	2,963,479	PHP	170,000,000	6/18/25	(81,151)
USD	4,735,941	PHP	271,000,000	6/18/25	(117,559)
USD	5,837,064	PHP	334,270,000	6/18/25	(149,575)
USD	9,237,464	PHP	529,000,000	6/18/25	(236,711)
					$(8,415,829)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,406,790	KZT	2,860,192,154	Citibank, N.A.	5/2/25	$ —	$ (153,242)
KES	261,304,500	USD	1,914,319	Standard Chartered Bank	5/5/25	104,451	—
USD	2,034,229	EUR	1,786,187	Standard Chartered Bank	5/5/25	10,746	—
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(163,739)
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(163,739)
KZT	601,243,816	USD	1,183,455	Deutsche Bank AG	5/6/25	—	(15,009)
KZT	1,127,621,751	USD	2,132,618	JPMorgan Chase Bank, N.A.	5/6/25	58,781	—
KRW	10,798,136,000	USD	7,372,323	Standard Chartered Bank	5/7/25	223,974	—
KRW	7,392,200,000	USD	5,044,229	Standard Chartered Bank	5/7/25	156,053	—
USD	5,180,601	KRW	7,392,200,000	Standard Chartered Bank	5/7/25	—	(19,680)
USD	7,567,549	KRW	10,798,136,000	Standard Chartered Bank	5/7/25	—	(28,748)
EUR	1,393,014	USD	1,584,772	UBS AG	5/8/25	—	(6,409)
EUR	4,520,117	USD	4,885,159	Bank of America, N.A.	5/9/25	236,697	—
EUR	977,000	USD	1,113,170	Bank of America, N.A.	5/9/25	—	(6,107)
EUR	2,310,050	USD	2,502,590	Barclays Bank PLC	5/9/25	114,984	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,089,465	USD	4,652,885	Barclays Bank PLC	5/9/25	$ —	$ (19,011)
EUR	2,641,615	USD	2,866,683	Citibank, N.A.	5/9/25	126,596	—
EUR	1,054,000	USD	1,197,274	Goldman Sachs International	5/9/25	—	(2,961)
EUR	49,952	USD	55,378	JPMorgan Chase Bank, N.A.	5/9/25	1,224	—
EUR	846,882	USD	961,283	JPMorgan Chase Bank, N.A.	5/9/25	—	(1,660)
EUR	1,315,000	USD	1,495,824	JPMorgan Chase Bank, N.A.	5/9/25	—	(5,765)
EUR	696,299	USD	790,480	Standard Chartered Bank	5/9/25	—	(1,485)
EUR	1,314,000	USD	1,497,083	Standard Chartered Bank	5/9/25	—	(8,157)
EUR	1,786,187	USD	2,034,721	Standard Chartered Bank	5/9/25	—	(10,748)
EUR	2,349,950	USD	2,546,038	State Street Bank and Trust Company	5/9/25	116,748	—
EUR	816,400	USD	887,929	UBS AG	5/9/25	37,155	—
EUR	1,092,541	USD	1,206,636	UBS AG	5/9/25	31,350	—
EUR	694,144	USD	788,676	UBS AG	5/9/25	—	(2,124)
USD	1,243,786	EUR	1,137,021	Bank of America, N.A.	5/9/25	—	(44,601)
USD	2,438,733	EUR	2,150,000	Citibank, N.A.	5/9/25	2,515	—
USD	110,625	EUR	98,290	HSBC Bank USA, N.A.	5/9/25	—	(749)
USD	1,242,769	EUR	1,132,544	HSBC Bank USA, N.A.	5/9/25	—	(40,545)
USD	2,257,808	EUR	2,055,725	JPMorgan Chase Bank, N.A.	5/9/25	—	(71,585)
USD	1,423,428	EUR	1,300,000	Standard Chartered Bank	5/9/25	—	(49,634)
USD	1,768,235	EUR	1,552,384	State Street Bank and Trust Company	5/9/25	9,190	—
USD	3,847,432	EUR	3,388,035	State Street Bank and Trust Company	5/9/25	8,365	—
USD	2,683,491	EUR	2,455,206	State Street Bank and Trust Company	5/9/25	—	(98,563)
USD	1,584,865	EUR	1,393,014	UBS AG	5/9/25	6,407	—
USD	270,604	EUR	237,331	UBS AG	5/9/25	1,678	—
USD	131,426	EUR	117,148	UBS AG	5/9/25	—	(1,318)
USD	165,754	EUR	147,838	UBS AG	5/9/25	—	(1,765)
USD	272,515	EUR	242,870	UBS AG	5/9/25	—	(2,687)
USD	898,674	EUR	818,843	UBS AG	5/9/25	—	(29,177)
USD	2,724,880	EUR	2,482,770	UBS AG	5/9/25	—	(88,408)
USD	3,790,061	EUR	3,455,310	UBS AG	5/9/25	—	(125,237)
KZT	204,782,217	USD	393,207	Bank of America, N.A.	5/12/25	4,081	—
TRY	201,100,415	USD	5,162,021	Standard Chartered Bank	5/12/25	18,844	—
USD	4,844,587	TRY	201,100,415	Standard Chartered Bank	5/12/25	—	(336,278)
IDR	51,504,000,000	USD	3,027,303	Standard Chartered Bank	5/14/25	76,936	—
KZT	715,402,262	USD	1,404,264	JPMorgan Chase Bank, N.A.	5/14/25	—	(17,137)
USD	10,221,440	INR	887,340,000	Standard Chartered Bank	5/15/25	—	(268,777)
KZT	1,113,818,048	USD	2,139,695	Deutsche Bank AG	5/16/25	18,708	—
KZT	1,265,888,346	USD	2,478,004	Bank of America, N.A.	5/19/25	—	(27,009)
KZT	609,729,705	USD	1,197,897	Goldman Sachs International	5/19/25	—	(17,347)
KZT	2,261,360,602	USD	4,442,752	Goldman Sachs International	5/19/25	—	(64,337)
RUB	47,939,139	USD	496,779	JPMorgan Chase Bank, N.A.	5/19/25	82,106	—
RUB	28,912,517	USD	298,067	JPMorgan Chase Bank, N.A.	5/19/25	51,063	—
USD	2,682,841	EGP	142,592,982	Goldman Sachs International	5/19/25	—	(103,920)
USD	2,588,530	KZT	1,330,504,309	Goldman Sachs International	5/19/25	12,426	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,909,501	KZT	1,528,215,550	Goldman Sachs International	5/19/25	$ —	$ (49,408)
USD	859,158	RUB	76,851,656	JPMorgan Chase Bank, N.A.	5/19/25	—	(68,858)
KZT	952,577,000	USD	1,854,525	Bank of America, N.A.	5/21/25	—	(11,209)
KZT	1,123,228,381	USD	2,149,308	Bank of America, N.A.	5/27/25	20,527	—
KZT	318,669,761	USD	616,114	Citibank, N.A.	5/27/25	—	(513)
RUB	181,218,006	USD	1,995,518	JPMorgan Chase Bank, N.A.	5/27/25	180,557	—
RUB	46,146,361	USD	498,880	JPMorgan Chase Bank, N.A.	5/27/25	55,248	—
RUB	45,398,042	USD	498,880	JPMorgan Chase Bank, N.A.	5/27/25	46,262	—
USD	958,960	EGP	49,856,323	HSBC Bank USA, N.A.	5/27/25	—	(11,741)
USD	125,971	RUB	11,104,331	JPMorgan Chase Bank, N.A.	5/27/25	—	(7,371)
USD	638,212	RUB	55,971,192	JPMorgan Chase Bank, N.A.	5/27/25	—	(33,893)
USD	1,276,424	RUB	111,048,886	JPMorgan Chase Bank, N.A.	5/27/25	—	(57,057)
USD	1,051,533	RUB	94,638,000	JPMorgan Chase Bank, N.A.	5/27/25	—	(84,885)
KZT	715,402,261	USD	1,398,773	JPMorgan Chase Bank, N.A.	5/28/25	—	(17,162)
RUB	18,298,903	USD	199,552	JPMorgan Chase Bank, N.A.	5/28/25	20,029	—
USD	203,434	RUB	18,298,903	JPMorgan Chase Bank, N.A.	5/28/25	—	(16,147)
KZT	883,826,000	USD	1,700,319	JPMorgan Chase Bank, N.A.	5/30/25	5,588	—
KZT	883,826,000	USD	1,701,301	JPMorgan Chase Bank, N.A.	5/30/25	4,606	—
USD	1,868,095	KZT	960,481,104	Deutsche Bank AG	5/30/25	14,233	—
USD	747,238	KZT	385,948,451	Deutsche Bank AG	5/30/25	2,304	—
RUB	47,019,400	USD	498,880	JPMorgan Chase Bank, N.A.	6/3/25	62,989	—
USD	520,991	RUB	47,019,400	JPMorgan Chase Bank, N.A.	6/3/25	—	(40,878)
EUR	9,208,985	SEK	101,652,000	UBS AG	6/5/25	—	(84,873)
KZT	715,402,262	USD	1,395,498	JPMorgan Chase Bank, N.A.	6/5/25	—	(17,021)
SEK	101,652,000	EUR	9,091,087	UBS AG	6/5/25	218,684	—
USD	9,983,508	OMR	3,844,000	Standard Chartered Bank	6/9/25	—	(48)
UZS	3,152,164,000	USD	219,778	JPMorgan Chase Bank, N.A.	6/9/25	20,595	—
EUR	2,621,709	ISK	383,320,125	Bank of America, N.A.	6/11/25	5,945	—
EUR	2,184,198	ISK	319,351,559	Bank of America, N.A.	6/11/25	4,953	—
EUR	2,612,527	ISK	382,029,875	Citibank, N.A.	6/11/25	5,520	—
EUR	2,176,548	ISK	318,276,627	Citibank, N.A.	6/11/25	4,598	—
EUR	2,037,027	ISK	297,874,500	Citibank, N.A.	6/11/25	4,304	—
ISK	60,164,888	EUR	411,496	Bank of America, N.A.	6/11/25	—	(933)
ISK	765,350,000	EUR	5,247,515	Bank of America, N.A.	6/11/25	—	(26,541)
ISK	7,228,071	EUR	49,534	Citibank, N.A.	6/11/25	—	(224)
ISK	59,962,374	EUR	410,055	Citibank, N.A.	6/11/25	—	(866)
CZK	244,900,000	EUR	9,787,544	HSBC Bank USA, N.A.	6/16/25	12,639	—
EUR	9,728,001	CZK	244,900,000	Barclays Bank PLC	6/16/25	—	(80,265)
RUB	95,419,463	USD	1,042,836	ICBC Standard Bank plc	6/16/25	88,258	—
RUB	94,815,000	USD	1,042,840	ICBC Standard Bank plc	6/16/25	81,089	—
RUB	94,741,000	USD	1,042,829	ICBC Standard Bank plc	6/16/25	80,223	—
USD	1,105,194	RUB	96,814,965	ICBC Standard Bank plc	6/16/25	—	(42,442)
USD	1,081,267	RUB	95,908,404	ICBC Standard Bank plc	6/16/25	—	(55,622)
USD	1,030,750	RUB	92,252,094	ICBC Standard Bank plc	6/16/25	—	(62,798)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	93,751,043	USD	1,042,837	ICBC Standard Bank plc	6/17/25	$ 67,809	$ —
USD	1,070,217	RUB	93,751,043	ICBC Standard Bank plc	6/17/25	—	(40,429)
AUD	33,540,000	USD	20,054,404	Bank of America, N.A.	6/18/25	1,440,722	—
AUD	11,608,000	USD	7,308,795	BNP Paribas	6/18/25	130,544	—
AUD	8,701,000	USD	5,478,448	BNP Paribas	6/18/25	97,852	—
AUD	1,000,000	USD	629,634	BNP Paribas	6/18/25	11,246	—
AUD	750,000	USD	472,226	BNP Paribas	6/18/25	8,435	—
AUD	18,952,000	USD	11,951,232	Standard Chartered Bank	6/18/25	194,732	—
AUD	14,207,042	USD	8,959,036	Standard Chartered Bank	6/18/25	145,978	—
CAD	4,250,000	USD	2,963,891	BNP Paribas	6/18/25	126,392	—
CAD	3,713,000	USD	2,589,395	BNP Paribas	6/18/25	110,422	—
CAD	3,188,000	USD	2,209,304	BNP Paribas	6/18/25	108,771	—
CAD	3,575,000	USD	2,493,096	BNP Paribas	6/18/25	106,377	—
CAD	2,785,000	USD	1,930,023	BNP Paribas	6/18/25	95,021	—
CAD	3,122,000	USD	2,177,188	BNP Paribas	6/18/25	92,897	—
CAD	2,657,000	USD	1,853,325	BNP Paribas	6/18/25	78,646	—
CAD	2,320,000	USD	1,618,259	BNP Paribas	6/18/25	68,671	—
CZK	5,578,827	EUR	222,622	Barclays Bank PLC	6/18/25	654	—
CZK	1,143,661,098	EUR	45,589,616	Deutsche Bank AG	6/18/25	188,395	—
EUR	45,832,558	CZK	1,149,239,925	Barclays Bank PLC	6/18/25	—	(165,967)
EUR	23,654,633	PLN	102,386,242	Barclays Bank PLC	6/18/25	—	(185,335)
EUR	27,035,288	PLN	117,019,000	Barclays Bank PLC	6/18/25	—	(211,822)
EUR	1,502,520	PLN	6,320,000	Citibank, N.A.	6/18/25	36,710	—
EUR	41,197,077	PLN	173,611,694	JPMorgan Chase Bank, N.A.	6/18/25	920,461	—
EUR	18,881,524	PLN	79,570,045	JPMorgan Chase Bank, N.A.	6/18/25	421,867	—
EUR	3,908,672	PLN	16,434,892	JPMorgan Chase Bank, N.A.	6/18/25	97,091	—
EUR	1,082,228	PLN	4,577,537	UBS AG	6/18/25	19,730	—
EUR	1,273,304	PLN	5,490,000	UBS AG	6/18/25	—	(4,336)
ILS	94,816,048	USD	25,292,913	Barclays Bank PLC	6/18/25	792,089	—
JPY	676,000,000	USD	4,593,945	Bank of America, N.A.	6/18/25	159,026	—
JPY	474,000,000	USD	3,221,198	Bank of America, N.A.	6/18/25	111,507	—
JPY	784,866,653	USD	5,375,530	Goldman Sachs International	6/18/25	142,885	—
JPY	550,410,000	USD	3,769,743	Goldman Sachs International	6/18/25	100,202	—
JPY	1,257,136,669	USD	8,603,388	Standard Chartered Bank	6/18/25	235,569	—
MXN	7,000,000	USD	342,692	Bank of America, N.A.	6/18/25	12,155	—
MXN	370,085,000	USD	17,981,789	Barclays Bank PLC	6/18/25	778,738	—
MXN	5,000,000	USD	243,678	Barclays Bank PLC	6/18/25	9,785	—
MXN	203,911,000	USD	9,971,686	Goldman Sachs International	6/18/25	365,069	—
MXN	186,000,000	USD	8,910,845	Standard Chartered Bank	6/18/25	517,957	—
MXN	209,000,000	USD	10,144,178	Standard Chartered Bank	6/18/25	450,551	—
MXN	61,692,000	USD	2,994,328	Standard Chartered Bank	6/18/25	132,992	—
MXN	3,900,000	USD	190,896	Standard Chartered Bank	6/18/25	6,805	—
MXN	150,799,000	USD	7,212,502	UBS AG	6/18/25	431,873	—
MYR	19,318,000	USD	4,371,182	Barclays Bank PLC	6/18/25	113,574	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	7,700,000	USD	1,740,506	Goldman Sachs International	6/18/25	$ 47,081	$ —
MYR	120,000	USD	27,279	Goldman Sachs International	6/18/25	580	—
MYR	36,880,000	USD	8,380,866	State Street Bank and Trust Company	6/18/25	180,982	—
MYR	5,200,000	USD	1,180,530	State Street Bank and Trust Company	6/18/25	26,672	—
NOK	108,500,000	EUR	9,137,612	UBS AG	6/18/25	49,939	—
NOK	54,130,000	EUR	4,586,278	UBS AG	6/18/25	—	(6,412)
NZD	1,979,637	USD	1,152,994	Goldman Sachs International	6/18/25	24,584	—
NZD	14,699,523	USD	8,461,464	HSBC Bank USA, N.A.	6/18/25	282,479	—
NZD	23,461,312	USD	13,658,824	UBS AG	6/18/25	297,030	—
PLN	310,087	EUR	72,884	Bank of America, N.A.	6/18/25	—	(852)
PLN	8,635,213	EUR	2,012,384	Bank of America, N.A.	6/18/25	—	(4,090)
PLN	9,471,131	EUR	2,246,657	Bank of America, N.A.	6/18/25	—	(49,318)
PLN	3,403,982	EUR	810,677	Barclays Bank PLC	6/18/25	—	(21,378)
PLN	102,386,242	EUR	24,057,483	Barclays Bank PLC	6/18/25	—	(272,266)
PLN	34,838,701	EUR	8,278,785	Goldman Sachs International	6/18/25	—	(198,065)
PLN	82,180,299	EUR	19,500,922	JPMorgan Chase Bank, N.A.	6/18/25	—	(435,707)
PLN	3,628,904	EUR	843,593	UBS AG	6/18/25	667	—
PLN	8,841,695	EUR	2,060,016	UBS AG	6/18/25	—	(3,635)
PLN	9,451,186	EUR	2,241,547	UBS AG	6/18/25	—	(48,784)
SAR	5,828,000	USD	1,551,021	Standard Chartered Bank	6/18/25	1,799	—
SEK	46,290,000	EUR	4,239,089	JPMorgan Chase Bank, N.A.	6/18/25	—	(13,219)
SEK	104,670,000	EUR	9,426,906	UBS AG	6/18/25	150,076	—
SGD	8,587,046	USD	6,409,688	Barclays Bank PLC	6/18/25	181,063	—
SGD	16,000,000	USD	12,027,878	BNP Paribas	6/18/25	252,481	—
SGD	23,324,000	USD	17,533,111	Standard Chartered Bank	6/18/25	368,582	—
SGD	7,420,000	USD	5,519,950	Standard Chartered Bank	6/18/25	175,066	—
SGD	2,180,000	USD	1,622,784	Standard Chartered Bank	6/18/25	50,414	—
SGD	1,360,000	USD	1,018,906	Standard Chartered Bank	6/18/25	24,925	—
USD	625,058	AUD	982,877	UBS AG	6/18/25	—	(4,849)
USD	14,426,280	AUD	22,675,165	UBS AG	6/18/25	—	(105,787)
USD	17,699,754	BHD	6,766,439	Standard Chartered Bank	6/18/25	—	(237,799)
USD	4,304,594	CAD	5,957,000	Citibank, N.A.	6/18/25	—	(26,892)
USD	9,564,843	CAD	13,670,000	Citibank, N.A.	6/18/25	—	(374,960)
USD	4,328,265	CAD	5,983,000	Standard Chartered Bank	6/18/25	—	(22,125)
USD	31,476,793	CNH	227,391,500	Citibank, N.A.	6/18/25	94,229	—
USD	4,999,792	CNH	36,000,000	Citibank, N.A.	6/18/25	31,390	—
USD	5,264,049	CNH	38,000,000	Citibank, N.A.	6/18/25	19,625	—
USD	10,665,095	CNH	77,000,000	HSBC Bank USA, N.A.	6/18/25	38,236	—
USD	750,459	CNH	5,400,000	HSBC Bank USA, N.A.	6/18/25	5,198	—
USD	6,408,738	CNH	46,000,000	Standard Chartered Bank	6/18/25	60,225	—
USD	1,422,304	CNH	10,290,000	Standard Chartered Bank	6/18/25	2,169	—
USD	10,150,515	CNH	74,250,000	Standard Chartered Bank	6/18/25	—	(96,814)
USD	25,050,210	ILS	94,816,048	Barclays Bank PLC	6/18/25	—	(1,034,792)
USD	1,316,149	JPY	192,167,417	Goldman Sachs International	6/18/25	—	(34,984)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,223,215	JPY	1,024,410,000	Standard Chartered Bank	6/18/25	$ 20,565	$ —
USD	49	MXN	1,000	Deutsche Bank AG	6/18/25	—	(2)
USD	974,391	MXN	19,178,000	Goldman Sachs International	6/18/25	2,210	—
USD	771,971	MXN	15,211,000	Goldman Sachs International	6/18/25	888	—
USD	771,381	MXN	15,211,000	Goldman Sachs International	6/18/25	298	—
USD	7,388,557	MXN	150,000,000	Standard Chartered Bank	6/18/25	—	(215,315)
USD	7,720,017	MXN	156,629,600	Standard Chartered Bank	6/18/25	—	(219,926)
USD	13,953,131	MXN	286,628,000	Standard Chartered Bank	6/18/25	—	(576,754)
USD	13,956,435	MXN	287,000,000	Standard Chartered Bank	6/18/25	—	(592,307)
USD	17,248,037	MXN	352,377,397	Standard Chartered Bank	6/18/25	—	(614,848)
USD	4,457,818	MYR	20,000,000	Credit Agricole Corporate and Investment Bank	6/18/25	—	(185,267)
USD	1,342,462	MYR	6,000,000	Goldman Sachs International	6/18/25	—	(50,463)
USD	1,340,842	MYR	6,000,000	Goldman Sachs International	6/18/25	—	(52,083)
USD	2,283,454	MYR	10,218,000	Goldman Sachs International	6/18/25	—	(88,698)
USD	3,840,817	MYR	17,160,000	Goldman Sachs International	6/18/25	—	(142,950)
USD	4,419,926	MYR	19,830,000	Goldman Sachs International	6/18/25	—	(183,692)
USD	5,598,101	MYR	25,000,000	Goldman Sachs International	6/18/25	—	(205,755)
USD	8,363,472	MYR	37,000,000	Goldman Sachs International	6/18/25	—	(226,235)
USD	1,787,510	MYR	8,000,000	State Street Bank and Trust Company	6/18/25	—	(69,724)
USD	1,787,310	MYR	8,000,000	State Street Bank and Trust Company	6/18/25	—	(69,924)
USD	4,255,319	MYR	19,000,000	State Street Bank and Trust Company	6/18/25	—	(155,611)
USD	6,094,708	MYR	27,350,000	State Street Bank and Trust Company	6/18/25	—	(254,711)
USD	4,572,799	NZD	7,968,700	Australia and New Zealand Banking Group Limited	6/18/25	—	(167,346)
USD	86,282	NZD	148,744	Bank of America, N.A.	6/18/25	—	(2,198)
USD	3,400,094	NZD	5,875,529	Bank of America, N.A.	6/18/25	—	(94,937)
USD	3,270,319	NZD	5,690,479	Bank of America, N.A.	6/18/25	—	(114,636)
USD	5,039,310	NZD	8,708,175	Bank of America, N.A.	6/18/25	—	(140,708)
USD	5,815,399	NZD	10,191,756	Bank of America, N.A.	6/18/25	—	(247,120)
USD	50,594	NZD	87,649	Citibank, N.A.	6/18/25	—	(1,543)
USD	3,626,795	NZD	6,266,470	Citibank, N.A.	6/18/25	—	(100,786)
USD	3,442,065	NZD	6,052,430	Citibank, N.A.	6/18/25	—	(158,195)
USD	11,203,275	NZD	19,465,338	Citibank, N.A.	6/18/25	—	(375,591)
USD	36,685	NZD	62,861	HSBC Bank USA, N.A.	6/18/25	—	(708)
USD	121,517	NZD	211,104	HSBC Bank USA, N.A.	6/18/25	—	(4,057)
USD	14,644,535	NZD	25,440,949	HSBC Bank USA, N.A.	6/18/25	—	(488,896)
USD	15,578,921	NZD	27,064,194	HSBC Bank USA, N.A.	6/18/25	—	(520,090)
USD	1,454,419	NZD	2,420,053	Standard Chartered Bank	6/18/25	14,862	—
USD	1,355,498	NZD	2,424,135	Standard Chartered Bank	6/18/25	—	(86,487)
USD	2,784,139	NZD	4,850,661	Standard Chartered Bank	6/18/25	—	(101,255)
USD	3,679,327	NZD	6,431,569	UBS AG	6/18/25	—	(146,462)
USD	20,182,683	NZD	36,290,000	UBS AG	6/18/25	—	(1,404,256)
USD	5,911,596	SAR	22,308,000	Standard Chartered Bank	6/18/25	—	(32,179)
USD	204	SGD	267	Citibank, N.A.	6/18/25	—	(1)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,287,973	SGD	3,000,000	Citibank, N.A.	6/18/25	$ —	$ (14,594)
USD	2,839,160	SGD	3,721,000	Citibank, N.A.	6/18/25	—	(16,791)
USD	877,427	SGD	1,150,000	JPMorgan Chase Bank, N.A.	6/18/25	—	(5,224)
USD	945,554	SGD	1,240,000	Standard Chartered Bank	6/18/25	—	(6,173)
USD	3,051,148	SGD	4,000,000	Standard Chartered Bank	6/18/25	—	(18,942)
USD	3,814,013	SGD	5,000,000	UBS AG	6/18/25	—	(23,599)
USD	42,616,862	ZAR	832,236,153	Barclays Bank PLC	6/18/25	—	(1,970,334)
USD	49,291,853	ZAR	914,169,509	HSBC Bank USA, N.A.	6/18/25	315,063	—
USD	38,633,621	ZAR	716,501,335	HSBC Bank USA, N.A.	6/18/25	246,938	—
ZAR	257,901,593	USD	13,219,512	Bank of America, N.A.	6/18/25	597,610	—
ZAR	1,099,997,698	USD	56,782,867	Barclays Bank PLC	6/18/25	2,149,700	—
ZAR	36,415,623	USD	1,921,137	Barclays Bank PLC	6/18/25	29,837	—
ZAR	26,000,000	USD	1,393,206	Barclays Bank PLC	6/18/25	—	(252)
ZAR	324,374,303	USD	17,250,866	BNP Paribas	6/18/25	127,543	—
ZAR	48,614,623	USD	2,490,086	Citibank, N.A.	6/18/25	114,451	—
ZAR	91,048,071	USD	4,758,021	Goldman Sachs International	6/18/25	119,895	—
ZAR	321,276,096	USD	17,003,593	HSBC Bank USA, N.A.	6/18/25	208,829	—
ZAR	257,278,990	USD	13,189,229	Standard Chartered Bank	6/18/25	594,538	—
TRY	143,456,878	USD	3,465,170	Standard Chartered Bank	6/23/25	58,124	—
USD	3,415,613	TRY	143,456,878	Standard Chartered Bank	6/23/25	—	(107,681)
UZS	5,267,367,000	USD	367,961	Standard Chartered Bank	6/23/25	31,930	—
TRY	20,905,375	USD	495,887	Standard Chartered Bank	6/24/25	16,999	—
USD	490,144	TRY	20,905,375	Standard Chartered Bank	6/24/25	—	(22,743)
USD	483,104	EGP	26,077,949	Standard Chartered Bank	6/25/25	—	(17,920)
UZS	8,036,734,000	USD	563,191	ICBC Standard Bank plc	6/27/25	46,176	—
UZS	8,076,175,636	USD	563,192	ICBC Standard Bank plc	6/30/25	48,586	—
USD	29,770,005	BRL	175,000,000	Citibank, N.A.	7/1/25	—	(658,228)
USD	483,104	EGP	26,247,035	Standard Chartered Bank	7/9/25	—	(17,985)
MXN	324,137,000	USD	15,800,000	JPMorgan Chase Bank, N.A.	7/22/25	559,937	—
MXN	191,790,000	USD	8,973,375	Standard Chartered Bank	7/22/25	706,705	—
USD	10,025,795	MXN	206,000,000	Citibank, N.A.	7/22/25	—	(371,497)
USD	8,993,880	MXN	191,790,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(686,200)
USD	5,746,252	MXN	118,137,000	Standard Chartered Bank	7/22/25	—	(216,392)
KZT	1,127,000,807	USD	2,137,345	JPMorgan Chase Bank, N.A.	7/30/25	—	(13,539)
USD	8,593,316	OMR	3,310,000	Standard Chartered Bank	7/31/25	—	(2,061)
KZT	562,081,183	USD	1,040,486	ICBC Standard Bank plc	8/7/25	14,623	—
EGP	44,494,091	USD	815,059	Goldman Sachs International	8/11/25	21,361	—
EGP	126,014,546	USD	2,309,228	Citibank, N.A.	8/12/25	58,606	—
ARS	4,724,763,000	USD	3,963,727	Goldman Sachs International	8/26/25	—	(222,076)
USD	1,689,843	ARS	2,362,400,000	Goldman Sachs International	8/26/25	—	(180,998)
USD	1,677,815	ARS	2,362,363,000	Goldman Sachs International	8/26/25	—	(192,997)
UZS	8,779,301,000	USD	618,261	ICBC Standard Bank plc	8/29/25	35,172	—
UZS	8,779,301,000	USD	618,261	JPMorgan Chase Bank, N.A.	8/29/25	35,172	—
UZS	8,794,758,000	USD	618,261	JPMorgan Chase Bank, N.A.	9/4/25	35,181	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	4,050,152,000	USD	284,221	Citibank, N.A.	9/8/25	$ 16,352	$ —
TRY	165,565,780	USD	3,672,332	Standard Chartered Bank	9/22/25	—	(3,969)
USD	3,626,823	TRY	165,565,780	Standard Chartered Bank	9/22/25	—	(41,541)
UZS	17,651,077,630	USD	1,306,133	ICBC Standard Bank plc	9/25/25	—	(2,630)
TRY	184,953,500	USD	4,029,520	Standard Chartered Bank	9/26/25	51,235	—
USD	2,071,969	TRY	94,070,206	Standard Chartered Bank	9/26/25	—	(3,567)
USD	2,001,246	TRY	90,883,294	Standard Chartered Bank	9/26/25	—	(3,975)
USD	16,113,370	BRL	97,900,000	Citibank, N.A.	10/1/25	—	(520,948)
USD	16,005,624	BRL	97,900,000	Citibank, N.A.	10/1/25	—	(628,693)
USD	15,537,816	BRL	94,400,000	BNP Paribas	10/2/25	—	(497,750)
USD	14,517,640	BRL	93,000,000	BNP Paribas	10/2/25	—	(1,280,111)
USD	916,787	NGN	1,792,318,000	Goldman Sachs International	10/7/25	—	(115,441)
NGN	215,900,000	USD	113,632	JPMorgan Chase Bank, N.A.	10/9/25	10,592	—
USD	133,272	NGN	215,900,000	Goldman Sachs International	10/9/25	9,048	—
USD	889,798	NGN	1,727,142,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(103,495)
EGP	614,910,000	USD	10,769,002	JPMorgan Chase Bank, N.A.	10/15/25	467,987	—
USD	1,327,359	NGN	2,601,623,022	JPMorgan Chase Bank, N.A.	10/15/25	—	(165,356)
MXN	51,418,000	USD	2,411,624	Bank of America, N.A.	10/24/25	153,756	—
MXN	75,681,000	USD	3,661,393	UBS AG	10/24/25	114,533	—
USD	3,661,664	MXN	75,681,100	Standard Chartered Bank	10/24/25	—	(114,267)
USD	2,411,161	MXN	51,418,000	UBS AG	10/24/25	—	(154,220)
USD	3,008,856	HKD	23,300,000	Bank of America, N.A.	12/9/25	—	(4,315)
USD	747,763	HKD	5,790,000	JPMorgan Chase Bank, N.A.	12/9/25	—	(1,004)
USD	16,324,650	HKD	126,400,000	JPMorgan Chase Bank, N.A.	12/9/25	—	(21,478)
USD	10,183,541	KWD	3,113,948	Standard Chartered Bank	2/24/26	—	(35,151)
USD	10,086,564	KWD	3,084,496	Standard Chartered Bank	2/24/26	—	(35,478)
USD	15,129,845	KWD	4,633,552	Standard Chartered Bank	2/24/26	—	(75,559)
USD	137,171	NGN	238,404,000	Citibank, N.A.	2/26/26	9,596	—
USD	739,075	NGN	1,280,817,000	Citibank, N.A.	2/27/26	54,054	—
TRY	177,847,351	USD	3,472,185	Standard Chartered Bank	3/23/26	—	(175,474)
USD	3,354,001	TRY	177,847,351	Standard Chartered Bank	3/23/26	57,291	—
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	94,330	—
TRY	214,771,711	USD	4,029,520	Standard Chartered Bank	3/26/26	—	(59,445)
USD	751,073	TRY	40,257,809	Standard Chartered Bank	3/26/26	6,903	—
USD	3,223,565	TRY	174,513,902	Standard Chartered Bank	3/26/26	—	(2,341)
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	31,143	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	17,023	—
USD	632,592	JPY	91,126,520	Standard Chartered Bank	1/7/27	—	(39,413)
USD	4,993,351	KWD	1,508,004	Standard Chartered Bank	3/3/27	18,264	—
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	9,810	—
UZS	2,223,163,000	USD	124,352	Deutsche Bank AG	11/8/27	9,391	—
						$21,089,028	$(23,312,593)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	10/15/25	$11,298,000	$6,022
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	10/15/25	11,298,000	(870)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	10/20/25	11,300,000	13,142
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	10/17/25	4,915,000	5,072
					$23,366
(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	1,331	Long	11/28/25	$ 80,365,780	$ 213,459
Gold	60	Long	6/26/25	19,914,600	764,401
LME Copper	78	Long	7/14/25	17,807,302	(396,307)
Silver	124	Long	7/29/25	20,353,360	(546,797)
Brent Crude Oil	(1,317)	Short	7/31/25	(79,586,310)	4,792,118
LME Copper	(78)	Short	7/14/25	(17,807,302)	18,101
Equity Futures
Euro Stoxx Bank	(1,308)	Short	6/20/25	(13,529,859)	(524,948)
FTSE KLCI Index	(382)	Short	5/30/25	(6,781,338)	(99,448)
S&P/TSX 60 Index	(88)	Short	6/19/25	(19,086,029)	(247,680)
STOXX Europe 600 Index	(520)	Short	6/20/25	(15,416,283)	427,330
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	255	Long	6/18/25	30,862,969	753,902
Euro-Bobl	(243)	Short	6/6/25	(32,932,066)	(449,401)
Euro-Bund	(175)	Short	6/6/25	(26,125,232)	(98,339)
Euro-Buxl	(28)	Short	6/6/25	(3,936,429)	(47,688)
Euro-Schatz	(53)	Short	6/6/25	(6,458,619)	(33,323)
Japan 10-Year Bond	(1)	Short	6/13/25	(983,704)	(20,422)
U.S. 2-Year Treasury Note	(5)	Short	6/30/25	(1,040,742)	(8,130)
U.S. 5-Year Treasury Note	(579)	Short	6/30/25	(63,224,086)	(553,185)
U.S. 10-Year Treasury Note	(699)	Short	6/18/25	(78,440,906)	(649,231)
U.S. Long Treasury Bond	(190)	Short	6/18/25	(22,158,750)	(408,582)
U.S. Ultra 10-Year Treasury Note	(91)	Short	6/18/25	(10,440,828)	(98,568)
					$2,787,262

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	16,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	$ (7,245)	$ —	$(7,245)
USD	10,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(12,059)	—	(12,059)
USD	11,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(14,808)	—	(14,808)
							$(34,112)	$ —	$(34,112)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	28,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	$ 13,740	$ —	$ 13,740
CNY	49,140	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	24,759	—	24,759
CNY	20,950	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	11,236	—	11,236
CNY	41,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	22,522	—	22,522
CNY	20,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	11,617	—	11,617
CNY	27,720	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	16,668	—	16,668
CNY	20,910	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	13,253	—	13,253
CNY	29,540	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	18,665	—	18,665
CNY	20,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	13,659	—	13,659
CNY	34,360	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	23,340	—	23,340

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	9,804,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	$ 15,243	$(4,213)	$ 11,030
COP	9,804,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(14,986)	—	(14,986)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(54,279)	21	(54,258)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	225,956	—	225,956
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	83,767	—	83,767
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	109,100	—	109,100
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	37,139	—	37,139
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	78,030	—	78,030
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	70,721	—	70,721
INR	1,000,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.10% (pays semi-annually)	3/19/30	242,487	—	242,487
INR	485,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	130,759	—	130,759
INR	273,740	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	74,403	—	74,403
INR	315,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	87,555	—	87,555
INR	280,578	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	78,105	—	78,105
INR	581,990	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	162,597	—	162,597
INR	282,840	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	79,592	—	79,592
INR	283,926	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	79,826	—	79,826
INR	212,132	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	60,338	—	60,338
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	153,555	—	153,555
INR	569,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	184,275	—	184,275
INR	284,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	14,864	—	14,864
INR	488,247	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	25,460	—	25,460
INR	381,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	20,627	—	20,627
KRW	3,208,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.57% (pays quarterly)	3/19/30	31,553	—	31,553

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	6,938,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	$ 75,535	$ —	$ 75,535
KRW	14,149,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	156,242	—	156,242
KRW	5,660,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	64,453	—	64,453
KRW	5,415,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	80,338	—	80,338
KRW	7,120,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	107,476	—	107,476
KRW	14,286,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	219,341	—	219,341
KRW	2,025,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	(31,573)	—	(31,573)
KRW	3,652,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(68,997)	—	(68,997)
KRW	7,485,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(145,866)	—	(145,866)
KRW	2,985,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(60,109)	—	(60,109)
KRW	2,853,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(74,494)	—	(74,494)
KRW	3,788,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(99,030)	—	(99,030)
KRW	7,577,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(204,236)	—	(204,236)
MXN	13,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.13% (pays monthly)	11/6/29	37,714	—	37,714
NZD	10,030	Receives	3-month NZD Bank Bill (pays quarterly)	3.95% (pays semi-annually)	6/18/35	(2,692)	—	(2,692)
NZD	4,573	Receives	3-month NZD Bank Bill (pays quarterly)	4.03% (pays semi-annually)	6/18/35	(20,504)	—	(20,504)
NZD	5,510	Receives	3-month NZD Bank Bill (pays quarterly)	4.11% (pays semi-annually)	6/18/35	(46,292)	—	(46,292)
NZD	6,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.15% (pays semi-annually)	6/18/35	(61,477)	—	(61,477)
NZD	13,700	Receives	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/18/35	(162,454)	—	(162,454)
NZD	16,680	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(218,471)	—	(218,471)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	7,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/18/35	$ (92,031)	$ —	$ (92,031)
NZD	20,520	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	(315,576)	—	(315,576)
PLN	11,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	2,096	—	2,096
PLN	45,541	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(35,127)	—	(35,127)
PLN	60,296	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(79,176)	—	(79,176)
THB	67,230	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(3,997)	—	(3,997)
THB	159,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(9,010)	—	(9,010)
THB	281,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(12,239)	—	(12,239)
THB	163,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(3,560)	—	(3,560)
THB	134,400	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(408)	—	(408)
THB	161,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(372)	—	(372)
THB	162,570	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(23)	—	(23)
THB	196,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	342	—	342
THB	269,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	1,908	—	1,908
THB	528,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	6,044	—	6,044
TWD	413,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(218,235)	—	(218,235)
TWD	171,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	(20,923)	—	(20,923)
TWD	200,691	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	(27,171)	—	(27,171)
TWD	177,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(102,837)	—	(102,837)
TWD	162,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(94,773)	—	(94,773)
TWD	187,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(66,879)	—	(66,879)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	101,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	$ (38,068)	$ —	$ (38,068)
TWD	134,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(51,031)	—	(51,031)
Total						$530,004	$(4,192)	$525,812
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$1,565	1.00% (pays quarterly)(1)	6.86%	6/20/30	$(357,812)	$403,511	$45,699
Total	$1,565				$(357,812)	$403,511	$45,699
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$104,000	1.00% (pays quarterly)(1)	6/20/30	$ (222,693)	$ 410,449	$ 187,756
Malaysia	16,000	1.00% (pays quarterly)(1)	6/20/30	(298,350)	270,744	(27,606)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	56,200	1.00% (pays quarterly)(1)	6/20/30	2,424,657	(3,070,288)	(645,631)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	16,792	5.00% (pays quarterly)(1)	6/20/30	(684,300)	315,024	(369,276)
Poland	19,300	1.00% (pays quarterly)(1)	6/20/29	(310,833)	183,932	(126,901)
Poland	7,920	1.00% (pays quarterly)(1)	6/20/30	(111,823)	98,077	(13,746)
Qatar	5,300	1.00% (pays quarterly)(1)	6/20/30	(162,411)	148,498	(13,913)
South Africa	51,490	1.00% (pays quarterly)(1)	6/20/30	3,221,688	(3,492,552)	(270,864)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	850,683	(904,677)	(53,994)
Total				$4,706,618	$(6,040,793)	$(1,334,175)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
India	Deutsche Bank AG	$ 2,000	1.00% (pays quarterly)(1)	0.84%	6/20/30	$ 17,381	$ (18,366)	$ (985)
India	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	0.84	6/20/30	43,453	(50,549)	(7,096)
Panama	Bank of America, N.A.	2,208	1.00% (pays quarterly)(1)	2.17	6/20/30	(113,792)	90,738	(23,054)
Panama	Citibank, N.A.	6,621	1.00% (pays quarterly)(1)	2.17	6/20/30	(341,222)	286,507	(54,715)
Panama	Goldman Sachs International	60,681	1.00% (pays quarterly)(1)	2.17	6/20/30	(3,128,540)	2,712,480	(416,060)
Panama	JPMorgan Chase Bank, N.A.	10,000	1.00% (pays quarterly)(1)	2.26	6/20/30	(554,424)	407,743	(146,681)
Petroleos Mexicanos	Deutsche Bank AG	17,932	4.00% (pays monthly)	4.68	7/6/26	(71,012)	—	(71,012)
Petroleos Mexicanos	Deutsche Bank AG	17,527	4.20% (pays monthly)	4.80	9/20/26	(46,452)	—	(46,452)
Petroleos Mexicanos	Goldman Sachs International	2,512	1.00% (pays quarterly)(1)	4.66	6/20/26	(97,153)	109,555	12,402
Thailand	Goldman Sachs International	4,000	1.00% (pays quarterly)(1)	0.62	6/20/30	75,657	(70,323)	5,334
Vietnam	Bank of America, N.A.	1,200	1.00% (pays quarterly)(1)	1.20	6/20/30	(9,572)	29,471	19,899
Total		$129,681				$(4,225,676)	$3,497,256	$(728,420)
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Barclays Bank PLC	$14,533	1.00% (pays quarterly)(1)	6/20/31	$(53,112)	$(164,324)	$(217,436)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(1)	6/20/35	622,060	(306,899)	315,161
Total					$568,948	$(471,223)	$ 97,725
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $131,246,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	84,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/27/25	$(103,049)
BNP Paribas	USD	16,700	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/27/25	(32,718)
Citibank, N.A.	USD	16,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/19/25	25,685
Citibank, N.A.	USD	9,600	Excess Return on Citi Commodities F6 vs F0 Carry Index (pays upon termination)	Excess Return on Citi Commodities Index + 0.20% (pays upon termination)	5/14/25	140,018
						$29,936
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product

GDR	– Global Depositary Receipt
LME	– London Metal Exchange
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah

ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar

THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $1,733,478,883)	$1,736,443,565
Affiliated investments, at value (identified cost $308,237,322)	308,237,322
Cash	4,837,262
Deposits for derivatives collateral:
Futures contracts	806,172
Centrally cleared derivatives	34,844,539
OTC derivatives	280,000
Cash collateral for securities sold short	74,024,925
Foreign currency, at value (identified cost $16,037,277)	15,994,119
Interest and dividends receivable	28,094,792
Dividends receivable from affiliated investments	1,176,423
Receivable for investments sold	36,492,443
Receivable for variation margin on open centrally cleared derivatives	2,309,812
Receivable for open forward foreign currency exchange contracts	21,089,028
Receivable for open forward volatility agreements	24,236
Receivable for open swap contracts	518,499
Upfront payments on open OTC swap contracts	610,461
Tax reclaims receivable	1,024
Trustees' deferred compensation plan	275,602
Total assets	$2,266,060,224
Liabilities
Cash collateral due to brokers	$280,000
Payable for reverse repurchase agreements, including accrued interest of $5,541	3,459,535
Written options outstanding, at value (premiums received $1,110,686)	766,956
Payable for investments purchased	44,463,831
Payable for when-issued securities	1,585,459
Payable for securities sold short, at value (proceeds $126,129,877)	126,950,769
Payable for variation margin on open futures contracts	1,070,723
Payable for open forward foreign currency exchange contracts	23,312,593
Payable for open forward volatility agreements	870
Payable for open swap contracts	1,119,258
Payable for closed swap contracts	77,180
Upfront receipts on open OTC swap contracts	3,636,494
Payable to affiliates:
Investment adviser fee	928,176
Trustees' fees	9,222
Trustees' deferred compensation plan	275,602
Interest payable on securities sold short	1,361,126
Accrued expenses and other liabilities	707,000
Total liabilities	$210,004,794
Net Assets applicable to investors' interest in Portfolio	$2,056,055,430

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $97,241)	$4,053,300
Dividend income from affiliated investments	5,435,828
Interest income (net of foreign taxes withheld of $1,278,090)	78,671,162
Other income	1,884
Total investment income	$88,162,174
Expenses
Investment adviser fee	$5,490,013
Trustees’ fees and expenses	54,429
Custodian fee	803,946
Legal and accounting services	166,863
Interest expense and fees	239,782
Interest and dividend expense on securities sold short	6,169,531
Miscellaneous	35,293
Total expenses	$12,959,857
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$182,762
Total expense reductions	$182,762
Net expenses	$12,777,095
Net investment income	$75,385,079
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $(10,326))	$(5,986,845)
Written options	201,648
Securities sold short	4,244,399
Futures contracts	(2,219,229)
Swap contracts	4,313,388
Foreign currency transactions	554,967
Forward foreign currency exchange contracts	11,929,549
Net realized gain	$13,037,877
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $9,574)	$22,453,687
Written options	347,790
Forward volatility agreements	23,366
Securities sold short	(40,668)
Futures contracts	3,647,214
Swap contracts	(1,212,548)
Foreign currency	823,935
Forward foreign currency exchange contracts	(20,282,813)
Net change in unrealized appreciation (depreciation)	$5,759,963
Net realized and unrealized gain	$18,797,840
Net increase in net assets from operations	$94,182,919

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$75,385,079	$119,779,198
Net realized gain (loss)	13,037,877	(59,331,184)
Net change in unrealized appreciation (depreciation)	5,759,963	80,440,622
Net increase in net assets from operations	$94,182,919	$140,888,636
Capital transactions:
Contributions	$265,756,429	$161,853,240
Withdrawals	(74,459,400)	(324,302,845)
Net increase (decrease) in net assets from capital transactions	$191,297,029	$(162,449,605)
Net increase (decrease) in net assets	$285,479,948	$(21,560,969)
Net Assets
At beginning of period	$1,770,575,482	$1,792,136,451
At end of period	$2,056,055,430	$1,770,575,482

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.38%(3)	1.10%	1.02%	0.73%	0.70%	0.66%
Net expenses(2)	1.36%(3)(4)	1.09%(4)	1.01%(4)	0.73%(4)	0.70%	0.66%
Net investment income	8.04%(3)	7.07%	6.26%	5.49%	4.60%	4.53%
Portfolio Turnover	86%(5)	156%	96%	81%	88%	81%
Total Return	5.25%(5)	8.70%	9.29%	(3.93)%	4.52%	4.03%
Net assets, end of period (000’s omitted)	$2,056,055	$1,770,575	$1,792,136	$1,855,794	$2,563,864	$3,165,729
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.41%, 0.37%, 0.08%, 0.06% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2025 were $14,321,178 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
R  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
X  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Y  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $5,490,013 or 0.59% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $182,762 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$852,073,225	$780,518,934
U.S. Government and Agency Securities	—	114,042,565
	$852,073,225	$894,561,499

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,099,289,454
Gross unrealized appreciation	$109,969,688
Gross unrealized depreciation	(266,848,562)
Net unrealized depreciation	$(156,878,874)
5  Restricted Securities
At April 30, 2025, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 3,976,761
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	6,154,860
Total Restricted Securities			$10,100,000	$10,131,621
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Consolidated Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $28,631,465. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $22,484,042 at April 30, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$664,840	$ —	$ —	$678,606	$ —	$1,343,446
Not applicable	5,788,079*	6,497,028*	427,330*	12,379,928*	3,720,802*	28,813,167
Receivable for open forward foreign currency exchange contracts	—	—	—	21,089,028	—	21,089,028
Receivable for open forward volatility agreements	—	—	—	24,236	—	24,236
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	165,703	758,551	—	—	—	924,254
Total Asset Derivatives	$6,618,622	$7,255,579	$427,330	$34,171,798	$3,720,802	$52,194,131
Derivatives not subject to master netting or similar agreements	$6,452,919	$6,497,028	$427,330	$12,379,928	$3,720,802	$29,478,007
Total Asset Derivatives subject to master netting or similar agreements	$165,703	$758,551	$ —	$21,791,870	$ —	$22,716,124
Written options outstanding, at value	$ —	$ —	$ —	$(766,956)	$ —	$(766,956)
Not applicable	(943,104)*	(2,148,222)*	(872,076)*	(20,795,757)*	(4,837,877)*	(29,597,036)
Payable for open forward foreign currency exchange contracts	—	—	—	(23,312,593)	—	(23,312,593)
Payable for open forward volatility agreements	—	—	—	(870)	—	(870)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	(135,767)	(4,415,279)	—	—	—	(4,551,046)
Total Liability Derivatives	$(1,078,871)	$(6,563,501)	$(872,076)	$(44,876,176)	$(4,837,877)	$(58,228,501)
Derivatives not subject to master netting or similar agreements	$(943,104)	$(2,148,222)	$(872,076)	$(20,795,757)	$(4,837,877)	$(29,597,036)
Total Liability Derivatives subject to master netting or similar agreements	$(135,767)	$(4,415,279)	$ —	$(24,080,419)	$ —	$(28,631,465)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$2,746,979	$(897,938)	$(1,849,041)	$ —	$ —	$ —
Barclays Bank PLC	4,170,424	(4,014,534)	—	—	155,890	—
BNP Paribas	1,415,298	(1,415,298)	—	—	—	—
Citibank, N.A.	750,271	(584,568)	(165,703)	—	—	—
Deutsche Bank AG	412,700	(232,660)	—	—	180,040	—
Goldman Sachs International	1,678,977	(1,678,977)	—	—	—	—
HSBC Bank USA, N.A.	1,109,382	(1,066,786)	—	—	42,596	—
ICBC Standard Bank plc	461,936	(203,921)	—	(258,015)	—	280,000
JPMorgan Chase Bank, N.A.	3,638,564	(2,856,464)	(782,100)	—	—	—
Standard Chartered Bank	4,630,514	(4,630,514)	—	—	—	—
State Street Bank and Trust Company	341,957	(341,957)	—	—	—	—
UBS AG	1,359,122	(1,359,122)	—	—	—	—
	$22,716,124	$(19,282,739)	$(2,796,844)	$(258,015)	$378,526	$280,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$(167,346)	$ —	$ —	$ —	$(167,346)	$ —
Bank of America, N.A.	(897,938)	897,938	—	—	—	—
Barclays Bank PLC	(4,014,534)	4,014,534	—	—	—	—
BNP Paribas	(1,913,628)	1,415,298	498,330	—	—	—
Citibank, N.A.	(3,744,786)	584,568	3,160,218	—	—	—
Credit Agricole Corporate and Investment Bank	(185,267)	—	119,703	—	(65,564)	—
Deutsche Bank AG	(232,660)	232,660	—	—	—	—
Goldman Sachs International	(5,608,345)	1,678,977	3,929,368	—	—	—
HSBC Bank USA, N.A.	(1,066,786)	1,066,786	—	—	—	—
ICBC Standard Bank plc	(203,921)	203,921	—	—	—	—
JPMorgan Chase Bank, N.A.	(2,856,464)	2,856,464	—	—	—	—
Standard Chartered Bank	(4,846,919)	4,630,514	216,405	—	—	—
State Street Bank and Trust Company	(648,533)	341,957	280,842	—	(25,734)	—

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
UBS AG	$(2,244,338)	$1,359,122	$885,216	$ —	$ —	$ —
	$(28,631,465)	$19,282,739	$9,090,082	$ —	$(258,644)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$280,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2025 is included at Note 8.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(403,630)	$ —	$ —	$(194,379)	$(152,397)	$(750,406)
Written options	—	—	—	201,648	—	201,648
Futures contracts	(3,185,944)	—	(1,751,536)	—	2,718,251	(2,219,229)
Swap contracts	(544,317)	2,946,195	(1,490)	—	1,913,000	4,313,388
Forward foreign currency exchange contracts	—	—	—	11,929,549	—	11,929,549
Total	$(4,133,891)	$2,946,195	$(1,753,026)	$11,936,818	$4,478,854	$13,474,950
Change in unrealized appreciation (depreciation):
Investments(1)	$225,850	$ —	$ —	$(12,964)	$152,366	$365,252
Written options	—	—	—	347,790	—	347,790
Forward volatility agreements	—	—	—	23,366	—	23,366
Futures contracts	4,991,518	—	(1,073,588)	—	(270,716)	3,647,214
Swap contracts	(37,901)	(411,486)	—	—	(763,161)	(1,212,548)
Forward foreign currency exchange contracts	—	—	—	(20,282,813)	—	(20,282,813)
Total	$5,179,467	$(411,486)	$(1,073,588)	$(19,924,621)	$(881,511)	$(17,111,739)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Purchased Swaptions
$220,830,000	$184,583,000	$2,280,276,000	$5,544,000	$11,176,000

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Swap Contracts
$1,553,756,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately $75,829,000 and $82,191,000, respectively.
The average number of purchased options contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was 1,035.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	4/11/25	On Demand(1)	3.65%	NZD	5,814,807	$3,459,535
Total						$3,459,535
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $12,053,000 and 4.36%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2025.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America	$11,451,219	$ —	$(11,227,442)	$ —	$223,777
Barclays Bank PLC	40,603,261	—	(38,529,594)	—	2,073,667
Citibank, N.A.	4,627,874	—	(4,475,987)	—	151,887
Nomura International PLC	37,392,084	—	(34,804,699)	—	2,587,385
	$94,074,438	$ —	$(89,037,722)	$ —	$5,036,716

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
JPMorgan Chase Bank, N.A.	$(3,459,535)	$ —	$3,459,535	$ —	$ —
	$(3,459,535)	$ —	$3,459,535	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $308,237,322, which represents 15.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$128,853,494	$855,722,608	$(676,338,780)	$ —	$ —	$308,237,322	$5,435,828	308,237,322
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 29,166,137	$ —	$ 29,166,137
Common Stocks	6,071,945	88,173,113*	—	94,245,058
Convertible Bonds	—	66,190	—	66,190
Foreign Corporate Bonds	—	89,391,949	0	89,391,949
Insurance Linked Securities	—	—	15,082,449	15,082,449
Loan Participation Notes	—	—	10,707,532	10,707,532
Senior Floating-Rate Loans	—	5,803,972	—	5,803,972
Sovereign Government Bonds	—	956,157,666	—	956,157,666
Sovereign Loans	—	52,271,133	—	52,271,133
U.S. Government Agency Mortgage-Backed Securities	—	4,055,624	—	4,055,624
U.S. Government Guaranteed Small Business Administration Loans	—	2,878,192	—	2,878,192
Short-Term Investments:
Affiliated Fund	308,237,322	—	—	308,237,322
Repurchase Agreements	—	94,074,438	—	94,074,438
Sovereign Government Securities	—	14,650,254	—	14,650,254
U.S. Treasury Obligations	—	366,549,525	—	366,549,525
Purchased Currency Options	—	678,606	—	678,606
Purchased Call Options	664,840	—	—	664,840
Total Investments	$314,974,107	$1,703,916,799	$25,789,981	$2,044,680,887
Forward Foreign Currency Exchange Contracts	$ —	$ 33,468,956	$ —	$ 33,468,956
Forward Volatility Agreements	—	24,236	—	24,236
Futures Contracts	6,969,311	—	—	6,969,311
Swap Contracts	—	10,388,182	—	10,388,182
Total	$321,943,418	$1,747,798,173	$25,789,981	$2,095,531,572
Liability Description
Securities Sold Short	$(49,216,195)	$ (77,734,574)	$ —	$ (126,950,769)
Written Currency Options	—	(766,956)	—	(766,956)
Forward Foreign Currency Exchange Contracts	—	(44,108,350)	—	(44,108,350)
Forward Volatility Agreements	—	(870)	—	(870)
Futures Contracts	(3,557,653)	(624,396)	—	(4,182,049)
Swap Contracts	—	(9,170,276)	—	(9,170,276)
Total	$(52,773,848)	$ (132,405,422)	$ —	$ (185,179,270)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$20,806,857	$15,771,698	$36,578,555
Realized gains (losses)	—	—	(428,441)	(428,441)
Change in net unrealized appreciation (depreciation)	—	(4,024,408)	13,144	(4,011,264)
Cost of purchases	—	4,000,000	—	4,000,000
Proceeds from sales, including return of capital	—	(5,700,000)	(4,832,001)	(10,532,001)
Accrued discount (premium)	—	—	183,132	183,132
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2025	$0	$15,082,449	$10,707,532	$25,789,981
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2025	$ —	$(2,943,374)	$(315,666)	$(3,259,040)
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2025:
Type of Investment	Fair Value as of April 30, 2025	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	10,131,621	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	10,707,532	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.06% - 6.05%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.51% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $4,950,828 were primarily valued on the basis of broker quotations.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

EAGMX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025